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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway

New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Schedule of Investments

AGIC Emerging Markets Opportunities

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%

Brazil—15.9%
Banco do Brasil S.A.	147,900	$1,954
BR Malls Participacoes S.A.	152,800	1,561
BRF - Brasil Foods S.A.	23,900	409
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,300	246
Cia de Saneamento de Minas Gerais	22,000	348
Cielo S.A.	79,000	1,760
EDP - Energias do Brasil S.A.	15,300	309
Odontoprev S.A.	58,100	859
Petroleo Brasileiro S.A. ADR	34,400	772
Petroleo Brasileiro S.A. ADR, Class A	37,900	785
Souza Cruz S.A.	59,500	599
Telephonica Brasil S.A. ADR	50,500	1,336
Tim Participacoes S.A. ADR	60,859	1,434
Ultrapar Participacoes S.A.	45,700	717
Vale S.A. ADR	134,000	3,055

		16,144

Chile—0.6%
Empresa Nacional de Telecomunicaciones S.A.	33,759	650

China—13.9%
Asia Cement China Holdings Corp.	543,500	216
Baidu, Inc. ADR (c)	22,500	2,405
China Construction Bank Corp., Class H	1,036,894	627
China Mobile Ltd.	152,500	1,492
China National Building Material Co., Ltd.	316,000	266
China Petroleum & Chemical Corp., Class H	2,906,000	2,795
China Shanshui Cement Group Ltd.	454,000	308
China Unicom Hong Kong Ltd.	656,000	1,335
Dongyue Group	1,314,000	652
Evergrande Real Estate Group Ltd.	1,185,000	365
Great Wall Motor Co., Ltd.	451,000	512
Industrial & Commercial Bank of China, Class H	1,736,300	838
Longfor Properties Co., Ltd.	284,000	283
PetroChina Co., Ltd., Class H	396,000	479
PICC Property & Casualty Co., Ltd.	330,000	352
Skyworth Digital Holdings Ltd.	1,546,000	529
Tianneng Power International Ltd.	592,000	244
Zhaojin Mining Industry Co., Ltd.	225,500	374

		14,072

Colombia—0.7%
Ecopetrol S.A.	358,229	716

	Shares	Value* (000s)
Hong Kong—5.7%
China Mengniu Dairy Co., Ltd.	119,000	$361
CNOOC Ltd.	753,000	1,207
Giordano International Ltd.	846,000	553
Singamas Container Holdings Ltd.	1,618,000	266
SJM Holdings Ltd.	1,648,000	2,920
Wynn Macau Ltd.	180,400	424

		5,731

India—5.6%
Apollo Tyres Ltd.	239,434	269
Gitanjali Gems Ltd.	42,950	304
Hexaware Technologies Ltd.	880,780	1,497
ICICI Bank Ltd.	63,138	1,113
ITC Ltd.	188,617	759
Jubilant Foodworks Ltd. (c)	37,664	610
Reliance Industries Ltd.	43,271	707
TTK Prestige Ltd.	7,823	411

		5,670

Indonesia—1.1%
PT Bank Rakyat Indonesia Tbk.	1,723,000	1,128

Italy—0.8%
Prada SpA (c)	189,200	797

Korea (Republic of)—17.7%
BS Financial Group, Inc. (c)	69,890	762
Daesang Corp.	26,100	270
Daum Communications Corp.	9,164	1,099
Dongkuk Steel Mill Co., Ltd.	21,200	395
Honam Petrochemical Corp.	2,325	558
Hyundai Motor Co.	17,435	3,048
Industrial Bank of Korea	134,580	1,562
KB Financial Group, Inc.	14,623	483
Kia Motors Corp.	67,022	3,997
KT&G Corp.	19,022	1,184
Paradise Co., Ltd.	59,574	416
Samsung Electronics Co., Ltd.	1,272	888
Shinhan Financial Group Co., Ltd.	30,057	1,048
SK Innovation Co., Ltd.	6,156	720
SKC Co., Ltd.	7,091	234
S-Oil Corp.	6,051	522
Sungwoo Hitech Co., Ltd.	28,303	502
Woori Finance Holdings Co., Ltd.	30,950	262

		17,950

Malaysia—0.8%
DRB-Hicom Bhd.	823,700	444
Telekom Malaysia Bhd.	296,800	379

		823

Mexico—2.4%
Alfa SAB De C.V.	99,000	1,017
America Movil SAB De C.V. ADR, Ser. L	21,400	473

Schedule of Investments

AGIC Emerging Markets Opportunities

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Arca Continental SAB De C.V.	80,728	$334
Fomento Economico Mexicano SAB De C.V. ADR	8,900	577

		2,401

Poland—3.0%
KGHM Polska Miedz S.A.	71,043	2,782
Synthos S.A.	210,442	235

		3,017

Russian Federation—8.9%
Gazprom OAO ADR	204,583	1,958
Lukoil OAO ADR	94,358	4,736
NovaTek OAO GDR	4,014	467
Sberbank of Russian Federation (a)	691,447	1,514
Uralkali GDR	8,880	306

		8,981

South Africa—6.1%
Barloworld Ltd.	79,060	589
Exxaro Resources Ltd.	57,534	1,206
Imperial Holdings Ltd.	45,855	596
Life Healthcare Group Holdings Ltd.	818,252	1,954
Sasol Ltd.	16,013	657
Vodacom Group Ltd.	57,775	644
Woolworths Holdings Ltd.	119,825	517

		6,163

Taiwan—7.6%
Asia Cement Corp.	752,760	775
Asia Polymer Corp.	323,750	396
Catcher Technology Co., Ltd.	394,000	2,256
E. Sun Financial Holding Co. Ltd.	852,000	417
Far EasTone Telecommunications Co., Ltd.	627,000	927
Lumax International Corp. Ltd.	124,000	263
Radiant Opto-Electronics Corp.	191,000	536
Standard Foods Corp.	115,000	310
Taiwan Mobile Co., Ltd. (a)	287,000	708
Uni-President Enterprises Corp.	652,000	836
WT Microelectronics Co., Ltd.	204,000	247

		7,671

Thailand—5.3%
Advanced Info Service PCL NVDR	287,900	1,178
Esso Thailand PCL	1,156,800	333
Samart Corp. PCL NVDR	1,100,200	282
Total Access Communication PCL	1,512,800	3,578

		5,371

Turkey—1.3%
Turk Traktor ve Ziraat Makineleri AS	22,473	429
Turkiye Halk Bankasi AS	42,581	304
Turkiye Sise ve Cam Fabrikalari AS	337,337	643

		1,376

United Kingdom—0.8%
British American Tobacco PLC	11,546	488
Mondi PLC	39,644	290

		778

	Shares	Value* (000s)
Total Common Stock (cost—$105,704)		$99,439

EXCHANGE-TRADED FUNDS—0.4%

SPDR Gold Shares (c) (cost—$424)	2,800	443

WARRANTS—0.0%

	Units
Malaysia—0.0%
Kulim Malaysia Bhd., expires 2/27/16 (c), (cost—$2)	47,750	15

	Principal Amount (000s)
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $782; collateralized by Federal Home Loan Bank, 1.50%, due 1/16/13, valued at $799 including accrued interest (cost—$782)	$782	782

Total Investments (cost—$106,912) (b)—99.4%		100,679

Other assets less liabilities—0.6%		569

Net Assets—100.0%		$101,248

Notes to Schedule of Investments

(amounts in thousands):

(a)	Fair-Valued—Security with an aggregate value of $2,222, representing 2.2% of net assets.
(b)	Securities with an aggregate value of $68,595, representing 67.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AGIC Global

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.3%

Australia—3.0%
Rio Tinto Ltd.	7,022	$411
Sonic Healthcare Ltd.	27,123	297

		708

Brazil—2.1%
Banco do Brasil S.A.	32,600	431
Hypermarcas S.A.	14,100	66

		497

Canada—3.6%
Cogeco Cable, Inc.	9,475	432
Potash Corp. of Saskatchewan, Inc.	10,000	432

		864

China—0.9%
Bank of China Ltd., Class H	712,000	220

France—7.7%
Danone	7,141	439
Ingenico	17,814	667
Pernod-Ricard S.A.	4,991	391
Schneider Electric S.A.	6,637	355

		1,852

Germany—5.1%
Bayerische Motoren Werke AG	5,700	376
Kabel Deutschland Holding AG (b)	11,840	635
Kloeckner & Co. SE	17,761	219

		1,230

Israel—1.8%
Teva Pharmaceutical Industries Ltd. ADR	11,400	424

Japan—6.6%
Fanuc Corp.	3,100	427
Fast Retailing Co., Ltd.	2,100	376
Honda Motor Co., Ltd.	12,200	358
Resona Holdings, Inc.	85,900	410

		1,571

Malaysia—1.3%
CIMB Group Holdings Bhd.	147,500	320

Norway—1.3%
DnB NOR ASA	31,237	311

Singapore—1.4%
United Overseas Bank Ltd.	26,000	334

Sweden—1.7%
Atlas Copco AB, Class A	22,584	400

	Shares	Value* (000s)
Thailand—1.6%
Kasikornbank PCL NVDR	104,300	$389

United Kingdom—18.5%
ARM Holdings PLC	67,709	579
BG Group PLC	20,231	387
Carphone Warehouse Group PLC	93,840	493
Croda International PLC	16,426	419
HSBC Holdings PLC	60,930	467
IG Group Holdings PLC	92,443	641
John Wood Group PLC	44,181	362
Johnson Matthey PLC	17,414	427
Petrofac Ltd.	17,032	315
Weir Group PLC	14,874	355

		4,445

United States—40.7%
American Water Works Co., Inc.	12,900	389
Apple, Inc. (b)	2,200	839
Cameron International Corp. (b)	11,100	461
Caterpillar, Inc.	4,400	325
Celgene Corp. (b)	7,500	464
Cinemark Holdings, Inc.	29,600	559
Colgate-Palmolive Co.	4,800	426
Covidien PLC	10,600	467
Discover Financial Services	24,500	562
Ecolab, Inc.	13,000	635
EI Du Pont de Nemours & Co.	8,600	344
HCA Holdings, Inc. (b)	18,700	377
Hess Corp.	9,000	472
Hewlett-Packard Co.	10,700	240
JPMorgan Chase & Co.	12,100	364
Kosmos Energy Ltd. (b)	24,500	287
Merck & Co., Inc.	11,800	386
Nike, Inc., Class B	5,200	445
Occidental Petroleum Corp.	3,800	272
Oracle Corp.	20,000	575
Plains Exploration & Production Co. (b)	13,200	300
Sensata Technologies Holding NV (b)	8,700	230
WABCO Holdings, Inc. (b)	9,000	341

		9,760

Total Common Stock (cost—$23,202)		23,325

Schedule of Investments

AGIC Global

September 30, 2011 (unaudited)

	Shares	Value* (000s)
PREFERRED STOCK—1.0%

Germany—1.0%
Henkel AG & Co. KGaA (cost—$223)	4,683	$249

Total Investments (cost—$23,425) (a)—98.3%		23,574

Other assets less liabilities—1.7%		405

Net Assets—100.0%		$23,979

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $12,029, representing 50.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depositary Receipt

Schedule of Investments

AGIC Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.1%

Aerospace & Defense—1.7%
Precision Castparts Corp.	61,030	$9,488

Air Freight & Logistics—1.2%
FedEx Corp.	99,979	6,767

Beverages—3.5%
Coca-Cola Co.	278,200	18,795

Biotechnology—3.3%
Celgene Corp. (a)	134,630	8,337
Gilead Sciences, Inc. (a)	243,510	9,448

		17,785

Capital Markets—1.0%
Blackstone Group L.P.	450,300	5,395

Chemicals—3.1%
Monsanto Co.	122,688	7,366
Potash Corp. of Saskatchewan, Inc.	218,600	9,448

		16,814

Communications Equipment—2.9%
QUALCOMM, Inc.	324,240	15,768

Computers & Peripherals—9.3%
Apple, Inc. (a)	98,730	37,634
EMC Corp. (a)	609,294	12,789

		50,423

Diversified Financial Services—1.8%
JPMorgan Chase & Co.	322,970	9,728

Electrical Equipment—1.1%
Emerson Electric Co.	145,350	6,004

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	162,977	7,523
Weatherford International Ltd. (a)	520,202	6,352

		13,875

Financial Services—4.0%
Visa, Inc., Class A	250,700	21,490

Food Products—3.6%
Green Mountain Coffee Roasters, Inc. (a)	83,900	7,798
Mead Johnson Nutrition Co., Class A	168,000	11,563

		19,361

Health Care Equipment & Supplies—3.3%
Intuitive Surgical, Inc. (a)	23,606	8,599
Stryker Corp.	197,140	9,291

		17,890

	Shares	Value* (000s)
Health Care Providers & Services—2.4%
Express Scripts, Inc. (a)	354,070	$13,125

Hotels, Restaurants & Leisure—2.1%
Starbucks Corp.	306,200	11,418

Insurance—1.3%
MetLife, Inc.	255,550	7,158

Internet & Catalog Retail—2.9%
Amazon.com, Inc. (a)	73,849	15,968

Internet Software & Services—2.7%
Baidu, Inc. ADR (a)	73,230	7,829
Google, Inc., Class A (a)	13,760	7,078

		14,907

IT Services—5.7%
Cognizant Technology Solutions Corp., Class A (a)	164,545	10,317
International Business. Machines Corp	51,850	9,075
Teradata Corp. (a)	219,200	11,734

		31,126

Machinery—3.0%
Deere & Co.	128,820	8,318
Eaton Corp.	223,110	7,920

		16,238

Media—2.7%
DIRECTV, Class A (a)	342,500	14,471

Metals & Mining—0.7%
Freeport-McMoRan Copper . & Gold, Inc	120,800	3,678

Multiline Retail—2.3%
Macy’s, Inc.	469,140	12,348

Oil, Gas & Consumable Fuels—6.8%
ConocoPhillips	120,400	7,623
EOG Resources, Inc.	126,500	8,983
Exxon Mobil Corp.	180,943	13,142
Pioneer Natural Resources Co.	112,650	7,409

		37,157

Personal Products—1.5%
Estee Lauder Cos., Inc., Class A	90,300	7,932

Pharmaceuticals—2.4%
Johnson & Johnson	207,310	13,208

Road & Rail—2.5%
Union Pacific Corp.	165,443	13,512

Schedule of Investments

AGIC Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Semiconductors & Semiconductor Equipment—1.6%
ARM Holdings PLC ADR	344,050	$8,773

Software—5.3%
Citrix Systems, Inc. (a)	155,743	8,493
Oracle Corp.	511,100	14,689
VMware, Inc., Class A (a)	70,700	5,683

		28,865

Specialty Retail—3.6%
Home Depot, Inc.	300,000	9,861
TJX Cos., Inc.	172,400	9,563

		19,424

Textiles, Apparel & Luxury Goods—1.2%
Ralph Lauren Corp.	51,490	6,678

Tobacco—2.1%
Lorillard, Inc.	103,850	11,496

Wireless Telecommunication Services—0.9%
NII Holdings, Inc. (a)	185,950	5,011

Total Common Stock (cost—$488,808)		522,076

	Principal Amount (000s)
Repurchase Agreements—4.0%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $21,475; collateralized by U.S. Treasury Notes, 3.125%, due 9/30/13, valued at $21,907 including accrued interest (cost—$21,475)	$21,475	21,475

Total Investments (cost—$510,283)—100.1%		543,551

Liabilities in excess of other assets—(0.1)%		(392)

Net Assets—100.0%		$543,159

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
CORPORATE BONDS & NOTES—33.0%

Aerospace & Defense—1.1%
BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	$2,000	$2,150
TransDigm, Inc., 7.75%, 12/15/18	B3/B-	2,600	2,658
Triumph Group, Inc., 8.00%, 11/15/17	B1/B+	2,875	3,012

			7,820

Apparel & Textiles—0.2%
Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	1,750	1,584

Automotive—2.4%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	B2/B	3,275	3,095
Chrysler Group LLC (a)(b), 8.25%, 6/15/21	B2/B	3,125	2,422
Commercial Vehicle Group, Inc. (a)(b), 7.875%, 4/15/19	B2/B-	2,790	2,567
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	B2/B+	2,040	2,091
Jaguar Land Rover PLC (a)(b), 7.75%, 5/15/18	B1/B+	2,515	2,251
Navistar International Corp., 8.25%, 11/1/21	B1/BB-	2,925	3,016
Titan International, Inc., 7.875%, 10/1/17	B1/B+	1,115	1,165

			16,607

Building & Construction—0.5%
Beazer Homes USA, Inc., 9.125%, 5/15/19	Caa3/CCC	1,510	966
Standard Pacific Corp., 8.375%, 5/15/18	B3/B	2,580	2,206

			3,172

Building Products—0.0%
Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	228	222

Chemicals—0.4%
Huntsman International LLC, 8.625%, 3/15/20	B3/B	1,085	1,061
Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	2,335	1,973

			3,034

Commercial Services—4.0%
Avis Budget Car Rental LLC, 7.75%, 5/15/16	B2/B	2,865	2,779
Cardtronics, Inc., 8.25%, 9/1/18	B3/BB	3,600	3,762

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
CDRT Merger Sub, Inc. (a)(b), 8.125%, 6/1/19	Caa1/B-	$3,295	$3,064
Deluxe Corp. (a)(b), 7.00%, 3/15/19	Ba2/BB-	1,465	1,421
ExamWorks Group, Inc. (a)(b), 9.00%, 7/15/19	B3/CCC+	3,575	3,361
Hertz Corp., 6.75%, 4/15/19	B2/B-	1,480	1,350
Interactive Data Corp., 10.25%, 8/1/18	Caa1/B-	960	1,037
National Money Mart Co., 10.375%, 12/15/16	B2/B+	3,000	3,090
PHH Corp., 9.25%, 3/1/16	Ba2/BB+	2,020	2,086
RR Donnelley & Sons Co., 7.25%, 5/15/18	Ba1/BB+	1,445	1,306
RSC Equipment Rental, Inc., 8.25%, 2/1/21	Caa1/B-	3,000	2,610
United Rentals North America, Inc., 8.375%, 9/15/20	Caa1/CCC+	2,185	2,016

			27,882

Communications—0.1%
Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	715	561

Construction & Engineering—0.6%
Dycom Investments, Inc., 7.125%, 1/15/21	Ba3/BB-	2,080	2,049
MasTec, Inc., 7.625%, 2/1/17	B1/B+	2,300	2,265

			4,314

Consumer Products—0.9%
Jarden Corp., 7.50%, 5/1/17	B2/B	550	564
Revlon Consumer Products Corp., 9.75%, 11/15/15	B2/B	2,905	3,057
Reynolds Group Issuer, Inc. (a)(b), 9.875%, 8/15/19	Caa1/B-	3,070	2,717

			6,338

Containers & Packaging—0.2%
Sealed Air Corp. (a)(b)(c), 8.125%, 9/15/19	B1/BB	825	836
8.375%, 9/15/21	B1/BB	825	835

			1,671

Diversified Manufacturing—0.4%
Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	400	298
Park-Ohio Industries, Inc., 8.125%, 4/1/21	B3/CCC+	2,250	2,115

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Polypore International, Inc., 7.50%, 11/15/17	B3/B	$625	$631

			3,044

Electrical Equipment—0.3%
WireCo WorldGroup, Inc. (a)(b), 9.75%, 5/15/17	B2/B	1,945	1,974

Electronics—1.0%
General Cable Corp., 7.125%, 4/1/17	Ba3/B+	410	412
Kemet Corp., 10.50%, 5/1/18	B1/B+	3,000	3,165
NXP BV (a)(b), 9.75%, 8/1/18	B2/B+	2,870	3,014

			6,591

Financial Services—1.9%
CIT Group, Inc. (a)(b), 7.00%, 5/2/16	B2/NR	3,000	2,917
Community Choice Financial, Inc. (a)(b), 10.75%, 5/1/19	B3/B-	3,285	3,269
International Lease Finance Corp., 8.25%, 12/15/20	B1/BBB-	1,855	1,823
SLM Corp., 8.45%, 6/15/18	Ba1/BBB-	2,420	2,523
Springleaf Finance Corp., 6.90%, 12/15/17	B3/B	3,300	2,392

			12,924

Healthcare & Hospitals—0.6%
Hanger Orthopedic Group, Inc., 7.125%, 11/15/18	NR/B	1,880	1,842
Rotech Healthcare, Inc., 10.50%, 3/15/18	B3/B	3,000	2,438

			4,280

Hotels/Gaming—0.9%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	B3/B	880	892
12.75%, 4/15/18	Caa3/CCC	3,110	2,123
MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	3,000	3,015

			6,030

Household Products—0.1%
Libbey Glass, Inc., 10.00%, 2/15/15	B2/B+	828	872

Internet Software & Services—0.8%
Earthlink, Inc., 8.875%, 5/15/19	B2/B-	3,000	2,648

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Equinix, Inc., 8.125%, 3/1/18	Ba2/BB-	$2,545	$2,691

			5,339

Leisure—0.5%
NCL Corp. Ltd. (a)(b), 9.50%, 11/15/18	Caa1/B+	3,165	3,212

Materials & Processing—0.7%
Taseko Mines Ltd., 7.75%, 4/15/19	B3/B	2,165	2,024
Thompson Creek Metals Co., Inc. (a)(b), 7.375%, 6/1/18	B3/B	2,780	2,516

			4,540

Multi-Media—2.0%
Cablevision Systems Corp., 8.625%, 9/15/17	B1/B+	3,020	3,160
Cambium Learning Group, Inc., 9.75%, 2/15/17	B2/B	2,750	2,640
CCO Holdings LLC, 6.50%, 4/30/21	B1/BB-	2,090	1,985
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	B2/B	2,950	3,009
Mediacom Broadband LLC, 8.50%, 10/15/15	B3/B-	3,300	3,300

			14,094

Oil & Gas—3.3%
Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	439	439
Basic Energy Services, Inc. (a)(b), 7.75%, 2/15/19	B3/B	1,940	1,853
BreitBurn Energy Partners L.P., 8.625%, 10/15/20	B3/B	2,975	2,930
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	B3/B-	2,715	2,674
Concho Resources, Inc., 7.00%, 1/15/21	B3/BB	3,170	3,170
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	Caa1/B	2,570	2,519
EV Energy Partners L.P. (a)(b), 8.00%, 4/15/19	B3/B-	3,100	3,038
Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	2,125	2,231
United Refining Co., 10.50%, 2/28/18	B3/B	3,095	2,925
Venoco, Inc., 8.875%, 2/15/19	Caa1/B	985	852

			22,631

Oil, Gas & Consumable Fuels—0.4%
Patriot Coal Corp., 8.25%, 4/30/18	B3/B+	3,050	2,730

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Paper/Paper Products—0.2%
Verso Paper Holdings LLC, 8.75%, 2/1/19	B2/B	$1,980	$1,376

Pharmaceuticals—0.3%
Endo Pharmaceuticals Holdings, Inc. (a)(b), 7.00%, 12/15/20	Ba3/BB-	1,750	1,763

Printing/Publishing—0.3%
Cenveo Corp. (a)(b), 10.50%, 8/15/16	Caa1/CCC+	2,865	2,306

Retail—1.7%
Brown Shoe Co., Inc., 7.125%, 5/15/19	B3/B+	3,000	2,550
DineEquity, Inc., 9.50%, 10/30/18	B3/CCC+	2,965	2,958
Inergy L.P., 6.875%, 8/1/21	Ba3/B+	1,045	956
Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa1/B-	2,910	2,954
Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	3,010	2,686

			12,104

Technology—1.0%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	3,000	3,015
First Data Corp., 9.875%, 9/24/15	Caa1/B-	2,595	2,186
Freescale Semiconductor, Inc. (a)(b), 10.125%, 3/15/18	Ba3/B	1,705	1,782

			6,983

Telecommunications—3.8%
Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/CCC+	3,310	2,954
Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	2,750	2,929
EH Holding Corp. (a)(b), 7.625%, 6/15/21	B3/B-	2,570	2,486
Intelsat Jackson Holdings S.A. (a)(b), 7.25%, 4/1/19	B3/B	3,030	2,818
ITC Deltacom, Inc., 10.50%, 4/1/16	B1/B-	2,665	2,732
MetroPCS Wireless, Inc., 6.625%, 11/15/20	B2/B	3,135	2,767
Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB-	3,550	3,381
NII Capital Corp., 8.875%, 12/15/19	B2/B+	2,830	2,964

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
West Corp., 11.00%, 10/15/16	Caa1/B-	$3,250	$3,364

			26,395

Transportation—1.4%
Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,250	2,329
Quality Distribution LLC, 9.875%, 11/1/18	B3/B-	3,060	2,968
Swift Services Holdings, Inc., 10.00%, 11/15/18	Caa1/B-	3,000	2,685
Western Express, Inc. (a)(b), 12.50%, 4/15/15	Caa2/CCC+	3,000	2,025

			10,007

Utilities—0.8%
Edison Mission Energy, 7.00%, 5/15/17	Caa1/B-	3,250	1,950
Texas Competitive Electric Holdings Co. LLC (a)(b), 11.50%, 10/1/20	B2/CCC	2,500	2,013
15.00%, 4/1/21	Caa3/CC	2,750	1,691

			5,654

Wholesale—0.2%
WESCO Distribution, Inc., 7.50%, 10/15/17	B1/B	1,295	1,305

Total Corporate Bonds & Notes (cost—$247,910)			229,359

COMMON STOCK—31.3%

		Shares
Aerospace & Defense—1.4%
L-3 Communications Holdings, Inc. (f)		71,000	4,400
Textron, Inc. (f)		300,900	5,308

			9,708

Auto Components—0.7%
Johnson Controls, Inc. (f)		187,400	4,942

Automobiles—0.5%
Ford Motor Co. (g)		361,100	3,492

Beverages—2.2%
Coca-Cola Co. (f)		92,400	6,242
Molson Coors Brewing Co., Class B		80,300	3,181
PepsiCo, Inc. (f)		96,200	5,955

			15,378

Biotechnology—0.9%
Gilead Sciences, Inc. (f)(g)		158,600	6,154

Chemicals—0.8%
Monsanto Co. (f)		89,200	5,356

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Communications Equipment—1.4%
Harris Corp. (f)	108,800	$3,718
QUALCOMM, Inc. (f)	121,700	5,918

		9,636

Computers & Peripherals—1.8%
Apple, Inc. (f)(g)	17,900	6,823
EMC Corp. (f)(g)	271,200	5,693

		12,516

Construction & Engineering—0.6%
Fluor Corp.	91,300	4,250

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	169,000	6,219

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., Class A (f)	127,000	5,178

Energy Equipment & Services—1.8%
Diamond Offshore Drilling, Inc.	75,700	4,144
National-Oilwell Varco, Inc.	84,400	4,323
Schlumberger Ltd.	73,300	4,378

		12,845

Food Products—0.3%
Archer-Daniels-Midland Co.	85,928	2,132

Health Care Equipment & Supplies—0.9%
Baxter International, Inc.	105,900	5,945

Health Care Providers & Services—0.8%
McKesson Corp.	71,500	5,198

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	75,000	6,586

Household Products—0.9%
Procter & Gamble Co.	97,600	6,166

Industrial Conglomerates—0.6%
General Electric Co.	265,322	4,043

Insurance—0.7%
Prudential Financial, Inc.	99,900	4,681

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (f)(g)	31,700	6,854

Internet Software & Services—0.8%
Google, Inc., Class A (f)(g)	11,025	5,671

		Shares	Value* (000s)
IT Services—0.9%
	International Business Machines Corp.	37,100	$6,494

Machinery—1.9%
	AGCO Corp. (g)	119,300	4,124
	Deere & Co.	66,300	4,281
	Joy Global, Inc. (f)	75,100	4,685

			13,090

Metals & Mining—0.6%
	Freeport-McMoRan Copper & Gold, Inc.	133,600	4,068

Multiline Retail—0.8%
	Target Corp. (f)	119,000	5,836

Oil, Gas & Consumable Fuels—1.9%
	Occidental Petroleum Corp.	58,500	4,183
	Peabody Energy Corp. (f)	124,900	4,231
	Valero Energy Corp. (f)	262,300	4,664

			13,078

Pharmaceuticals—1.1%
	Bristol-Myers Squibb Co. (f)	230,600	7,236
	Merck & Co., Inc.	9,437	309
	Teva Pharmaceutical Industries Ltd. ADR	9,158	341

			7,886

Semiconductors & Semiconductor Equipment—1.7%
	Intel Corp. (f)	287,800	6,139
	Texas Instruments, Inc. (f)	213,900	5,700

			11,839

Software—1.8%
	Microsoft Corp. (f)	242,700	6,041
	Oracle Corp. (f)	233,600	6,713

			12,754

Total Common Stock (cost—$279,996)			217,995

CONVERTIBLE BONDS—25.2%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
	Aerospace & Defense—0.9%
AAR Corp. (a)(b), 1.625%, 3/1/14	NR/BB	$715	645
AAR Corp. (d), 1.75%, 2/1/26	NR/BB	2,205	2,189
Triumph Group, Inc., 2.625%, 10/1/26	NR/NR	2,075	3,722

			6,556

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Apparel & Textiles—0.4%
Iconix Brand Group, Inc. (a)(b), 2.50%, 6/1/16	NR/NR	$2,920	$2,737

Automobiles—0.3%
Ford Motor Co., 4.25%, 11/15/16	Ba3/BB-	190	248
Navistar International Corp., 3.00%, 10/15/14	NR/B	2,160	2,154

			2,402

Biotechnology—0.8%
Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	NR/NR	2,235	3,062
Illumina, Inc. (a)(b), 0.25%, 3/15/16	NR/NR	3,190	2,815

			5,877

Commercial Services—0.9%
Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,285	2,902
DFC Global Corp., 3.00%, 4/1/28	NR/NR	2,600	3,305

			6,207

Communications—2.3%
Earthlink, Inc., VRN (j), 3.25%, 11/15/26	NR/B-	2,065	2,068
Equinix, Inc., 4.75%, 6/15/16	NR/B	1,600	2,060
Interpublic Group of Cos., Inc., 4.75%, 3/15/23	Baa3/BB+	1,990	2,124
Level 3 Communications, Inc., 15.00%, 1/15/13	NR/CCC	1,230	1,579
Priceline.com, Inc. (a)(b), 1.25%, 3/15/15	NR/BBB-	1,575	2,550
Symantec Corp., Ser. B, 1.00%, 6/15/13	NR/BBB	2,485	2,842
VeriSign, Inc., 3.25%, 8/15/37	NR/NR	3,010	3,089

			16,312

Construction & Engineering—0.5%
MasTec, Inc., 4.00%, 6/15/14	NR/NR	2,475	3,264

Consumer Products—0.2%
Jakks Pacific, Inc. (a)(b), 4.50%, 11/1/14	NR/NR	1,250	1,722

Consumer Services—0.3%
Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/B-	1,485	1,942

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Containers & Packaging—0.4%
Owens-Brockway Glass Container, Inc. (a)(b), 3.00%, 6/1/15	Ba3/BB	$2,880	$2,606

Distributors—0.3%
WESCO International, Inc., 6.00%, 9/15/29	NR/B	1,350	1,920

Diversified Manufacturing—0.4%
Actuant Corp., 2.672%, 11/15/23	NR/B+	2,295	2,516

Electrical Equipment—0.6%
EnerSys, 3.375%, 6/1/38	B1/BB	2,725	2,558
General Cable Corp., 0.875%, 11/15/13	Ba3/B+	2,000	1,840

			4,398

Healthcare—1.9%
Alere, Inc., 3.00%, 5/15/16	NR/B-	2,975	2,603
Hologic, Inc., 2.00%, 12/15/37	NR/BB+	2,175	2,259
LifePoint Hospitals, Inc., 3.50%, 5/15/14	NR/B	2,855	2,905
Molina Healthcare, Inc., 3.75%, 10/1/14	NR/NR	2,590	2,477
NuVasive, Inc., 2.75%, 7/1/17	NR/NR	3,650	3,066

			13,310

Hotels/Gaming—0.6%
Gaylord Entertainment Co. (a)(b), 3.75%, 10/1/14	NR/NR	1,000	1,017
MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	3,220	2,838

			3,855

Insurance—0.5%
American Equity Investment Life Holding Co. (a)(b), 3.50%, 9/15/15	NR/NR	2,945	2,838
MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	1,655	935

			3,773

Machinery—0.2%
Chart Industries, Inc., 2.00%, 8/1/18	NR/B+	500	467
Roper Industries, Inc., step coupon, 1/15/34	Baa3/BB+	795	690

			1,157

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Materials & Processing—1.0%
Alcoa, Inc., 5.25%, 3/15/14	Baa3/BBB-	$975	$1,599
Allegheny Technologies, Inc., 4.25%, 6/1/14	NR/BBB-	1,745	2,116
Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	2,750	2,843

			6,558

Metals & Mining—0.5%
RTI International Metals, Inc., 3.00%, 12/1/15	NR/NR	3,150	3,150

Multi-Media—1.1%
Liberty Media LLC, 3.125%, 3/30/23	B3/BB	2,350	2,535
3.50%, 1/15/31	B3/BB	4,705	2,564
XM Satellite Radio, Inc. (a)(b), 7.00%, 12/1/14	NR/BB-	2,245	2,627

			7,726

Oil & Gas—1.6%
Chesapeake Energy Corp., 2.50%, 5/15/37	Ba3/BB+	3,175	3,040
Newpark Resources, Inc., 4.00%, 10/1/17	NR/CCC+	1,885	1,744
Oil States International, Inc., 2.375%, 7/1/25	NR/BB	1,300	2,114
Pioneer Natural Resources Co., 2.875%, 1/15/38	NR/BB+	1,675	2,012
Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	1,785	2,439

			11,349

Oil, Gas & Consumable Fuels—0.4%
Alpha Natural Resources, Inc., 2.375%, 4/15/15	NR/B+	2,980	2,842

Pharmaceuticals—1.9%
Akorn, Inc. (a)(b), 3.50%, 6/1/16	NR/NR	1,855	2,092
BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	NR/B	2,275	3,799
Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	NR/NR	2,270	2,574
Valeant Pharmaceuticals International, Inc. (a)(b), 5.375%, 8/1/14	NR/NR	755	2,006
Viropharma, Inc., 2.00%, 3/15/17	NR/NR	2,435	2,928

			13,399

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Real Estate Investment Trust—1.0%
Boston Properties L.P., 3.75%, 5/15/36	NR/A-	$2,490	$2,723
Developers Diversified Realty Corp., 1.75%, 11/15/40	NR/NR	2,350	2,171
Host Hotels & Resorts L.P. (a)(b), 2.50%, 10/15/29	NR/BB+	2,270	2,381

			7,275

Retail—0.5%
Saks, Inc., 2.00%, 3/15/24	B2/BB	3,150	3,099

Technology—4.0%
Cadence Design Systems, Inc., 2.625%, 6/1/15	NR/NR	1,600	2,228
Concur Technologies, Inc. (a)(b), 2.50%, 4/15/15	NR/NR	2,620	2,669
Electronic Arts, Inc. (a)(b), 0.75%, 7/15/16	NR/NR	3,355	3,238
Micron Technology, Inc., 1.875%, 6/1/27	NR/NR	2,735	2,280
NetApp, Inc., 1.75%, 6/1/13	NR/NR	2,025	2,466
Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	2,375	2,999
ON Semiconductor Corp., 2.625%, 12/15/26	NR/BB	2,700	2,889
RightNow Technologies, Inc. (a)(b), 2.50%, 11/15/30	NR/NR	2,730	3,535
Salesforce.com, Inc., 0.75%, 1/15/15	NR/NR	1,475	2,179
SanDisk Corp., 1.50%, 8/15/17	NR/BB-	3,000	3,146

			27,629

Telecommunications—1.3%
Anixter International, Inc., 1.00%, 2/15/13	NR/B+	2,615	2,677
Ciena Corp., 0.875%, 6/15/17	NR/B	2,815	2,069
Ixia (a)(b), 3.00%, 12/15/15	NR/NR	2,025	1,787
JDS Uniphase Corp., 1.00%, 5/15/26	NR/NR	2,795	2,739

			9,272

Transportation—0.4%
Greenbrier Cos., Inc. (a)(b), 3.50%, 4/1/18	NR/NR	4,025	2,893

Total Convertible Bonds (cost—$200,852)			175,746

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
CONVERTIBLE PREFERRED STOCK—3.7%

Auto Components—0.2%
Goodyear Tire & Rubber Co., 5.875%, 3/31/13	NR/NR	44,385	$1,729

Automobiles—0.3%
General Motors Co., Ser. B, 4.75%, 12/1/13	NR/NR	56,200	1,972

Diversified Financial Services—0.9%
2010 Swift Mandatory Common Exchange Security Trust (a)(b), 6.00%, 12/31/13	NR/NR	204,710	1,605
AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	68,920	2,948
Citigroup, Inc., 7.50%, 12/15/12	NR/NR	26,500	2,110

			6,663

Electric Utilities—0.1%
NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	8,800	436

Financial Services—0.7%
Bank of America Corp., Ser. L (e), 7.25%, 1/30/13	Ba3/BB+	3,085	2,363
Fifth Third Bancorp, Ser. G (e), 8.50%, 6/30/13	Ba1/BB	19,720	2,569

			4,932

Household Durables—0.1%
Newell Financial Trust I (i), 5.25%, 12/1/27 (Newell Rubbermaid, Inc.)	WR/BB	19,700	832

Insurance—0.4%
Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	6,300	308
MetLife, Inc. (g), 5.00%, 9/11/13	NR/BBB-	41,550	2,350

			2,658

IT Services—0.1%
Unisys Corp., Ser. A, 6.25%, 3/1/14	NR/NR	11,270	645

Machinery—0.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	25,900	2,674

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
Oil & Gas—0.1%
Chesapeake Energy Corp. (e), 5.00%, 11/15/11	NR/B+	5,100	$444

Oil, Gas & Consumable Fuels—0.4%
Apache Corp., Ser. D, 6.00%, 8/1/13	NR/NR	55,000	2,814

Total Convertible Preferred Stock (cost—$34,174)			25,799

SHORT-TERM INVESTMENTS—5.6%

		Principal Amount (000s)
Convertible Bonds—2.1%
Auto Components—0.4%
BorgWarner, Inc., 3.50% due 4/15/12	NR/BBB	$1,340	2,491

Biotechnology—0.2%
United Therapeutics Corp., 0.50% due 10/15/11	NR/NR	1,475	1,529

Healthcare—0.3%
AMERIGROUP Corp., 2.00% due 5/15/12	NR/BB+	1,950	2,084

Oil & Gas—0.4%
Core Laboratories L.P., 0.25% due 10/31/11	NR/NR	1,445	2,933

Pharmaceuticals—0.4%
Mylan, Inc., 1.25% due 3/15/12	NR/BB	2,900	2,907

Technology—0.4%
VeriFone Systems, Inc., 1.375% due 6/15/12	NR/B	2,620	2,715

Total Convertible Bonds (cost—$17,042)			14,659

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—3.5%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $24,512; collateralized by Freddie Mac, 0.375%, due 11/30/12, valued at $25,002 including accrued interest (cost—$24,512)	$24,512	$24,512

Total Short-Term Investments (cost—$41,554)		39,171

Total Investments, before options written (cost—$804,486)—98.8%		$688,070

OPTIONS WRITTEN (g)—(0.0)%

	Contracts
Call Options—(0.0)%
Amazon.com, Inc. (CBOE), strike price $235, expires 10/22/11	220	(90)
Amphenol Corp. (CBOE), strike price $45, expires 10/22/11	165	(14)
Apple, Inc. (CBOE), strike price $445, expires 10/22/11	125	(23)
Bristol-Myers Squibb Co. (CBOE), strike price $33, expires 10/22/11	1,615	(27)
Coca-Cola Co. (CBOE), strike price $72.50, expires 10/22/11	645	(18)
EMC Corp. (CBOE), strike price $24, expires 10/22/11	180	(2)
Gilead Sciences, Inc. (CBOE), strike price $43, expires 10/22/11	975	(15)
Google, Inc. (CBOE), strike price $600, expires 10/22/11	50	(14)
Intel Corp. (CBOE), strike price $24, expires 10/22/11	2,015	(22)
Johnson Controls, Inc. (CBOE), strike price $31, expires 10/22/11	240	(4)
Joy Global, Inc. (CBOE), strike price $85, expires 10/22/11	50	(—	) (h)
Microsoft Corp. (CBOE), strike price $28, expires 10/22/11	750	(6)
Monsanto Co. (CBOE), strike price $72.50, expires 10/22/11	170	(2)
Oracle Corp. (CBOE), strike price $31, expires 10/22/11	285	(13)
Peabody Energy Corp. (CBOE), strike price $52.50, expires 10/22/11	125	(—	) (h)
PepsiCo, Inc. (CBOE), strike price $65, expires 10/22/11	80	(4)

	Contracts	Value* (000s)
QUALCOMM, Inc. (CBOE), strike price $55, expires 10/22/11	65	$(2)
Target Corp. (CBOE), strike price $55, expires 10/22/11	395	(5)
Texas Instruments, Inc. (CBOE), strike price $29, expires 10/22/11	155	(4)
Textron, Inc. (CBOE), strike price $22, expires 10/22/11	300	(2)
Valero Energy Corp. (CBOE), strike price $27, expires 10/22/11	405	(1)

Total Options Written (premiums received—$692)		(268)

Total Investments, net of options written (cost—$803,794)—98.8%		687,802

Other assets less other liabilities—1.2%		8,152

Net Assets—100.0%		$695,954

Notes to Schedule of Investments

(amounts in thousands):

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $99,914, representing 14.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Delayed-delivery. To be delivered after September 30, 2011.
(d)	Fair-Valued—Security with an aggregate value of $2,189, representing 0.3% of net assets.
(e)	Perpetual maturity. The date shown is the next call date.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.

Schedule of Investments

AGIC Income & Growth

September 30, 2011 (unaudited)

(h)	Amount less than $500.
(i)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(j)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2011.

WR—Withdrawn Rating

Other Investments:

Transactions in options written for the three months ended September 30, 2011:

	Contracts	Premiums (000s)
Options outstanding, June 30, 2011	8,685	$345
Options written	30,100	2,305
Options terminated in closing transactions	(10,085)	(737)
Options expired	(19,690)	(1,221)

Options outstanding, September 30, 2011	9,010	$692

Schedule of Investments

AGIC International

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.4%

Australia—6.0%
BHP Billiton Ltd.	31,109	$1,030
BHP Billiton Ltd. ADR	3,200	212
GrainCorp Ltd.	127,564	876
Iluka Resources Ltd.	24,778	290
Rio Tinto Ltd.	24,905	1,459

		3,867

Belgium—1.3%
Delhaize Group S.A.	6,272	367
KBC Groep NV	19,985	461

		828

China—0.8%
China Shanshui Cement Group Ltd.	386,000	262
Great Wall Motor Co., Ltd.	202,500	230

		492

France—9.7%
Arkema S.A.	7,042	408
AXA S.A.	25,729	335
BNP Paribas S.A.	8,119	320
Compagnie Generale des Etablissements Michelin, Class B	11,811	706
Credit Agricole S.A.	57,030	392
Sanofi	23,795	1,565
Total S.A.	39,040	1,723
Total S.A. ADR	5,500	241
Vivendi S.A.	28,442	579

		6,269

Germany—6.2%
Bayerische Motoren Werke AG	7,080	468
Bayerische Motoren Werke AG ADR	10,000	220
Deutsche Bank AG	9,896	343
Deutsche Telekom AG	55,082	647
Infineon Technologies AG	107,481	793
Kabel Deutschland Holding AG (b)	20,385	1,093
Wacker Chemie AG	5,015	445

		4,009

Hong Kong—3.0%
CNOOC Ltd.	99,000	159
Giordano International Ltd.	628,000	410
Jardine Matheson Holdings Ltd.	4,400	200
SJM Holdings Ltd.	505,000	895
Television Broadcasting Ltd.	60,000	327

		1,991

Italy—4.7%
Enel SpA	60,220	266
Eni SpA	53,503	941
Lottomatica SpA (b)	88,707	1,386
Prada SpA (b)	101,100	426

		3,019

	Shares	Value* (000s)
Japan—21.7%
Acom Co., Ltd. (b)	20,060	$385
Bridgestone Corp.	46,500	1,055
Calsonic Kansei Corp.	115,000	696
Canon, Inc.	6,100	277
Capcom Co., Ltd.	22,300	556
Eisai Co., Ltd.	8,600	347
Heiwa Corp.	15,400	273
Hitachi Ltd.	35,000	174
Idemitsu Kosan Co., Ltd.	3,000	269
Kaken Pharmaceutical Co., Ltd.	16,000	224
KDDI Corp.	25	172
K’s Holdings Corp.	39,300	1,542
Kyorin Co., Inc.	15,000	314
Mitsubishi Chemical Holdings Corp.	74,000	502
Mitsubishi UFJ Financial Group, Inc.	290,800	1,335
Mitsui & Co., Ltd.	47,400	686
NET One Systems Co., Ltd.	128	336
Nippon Telegraph & Telephone Corp.	29,300	1,404
Shinsei Bank Ltd.	270,000	303
SKY Perfect JSAT Holdings, Inc.	1,087	567
Sumitomo Mitsui Financial Group, Inc.	24,000	676
Sumitomo Mitsui Financial Group, Inc. ADR	43,300	237
Sumitomo Osaka Cement Co., Ltd.	86,000	288
Taiheiyo Cement Corp.	107,000	194
Tosoh Corp.	106,000	332
Toyobo Co., Ltd.	163,000	238
Yamada Denki Co., Ltd.	6,950	483
Zeon Corp.	27,000	248

		14,113

Netherlands—2.6%
Aegon NV (b)	139,174	564
Delta Lloyd NV	11,665	184
ING Groep NV Dutch Certificate (b)	44,364	313
Koninklijke DSM NV	14,898	648

		1,709

New Zealand—1.3%
Telecom Corp. of New Zealand Ltd.	418,285	832

Singapore—0.3%
UOL Group Ltd.	61,000	192

Sweden—7.0%
Investor AB, Class B	16,241	286
Meda AB, Class A	77,093	703
Saab AB	62,005	1,112
Swedbank AB, Class A	48,455	535
Swedish Match AB	48,576	1,603

Schedule of Investments

AGIC International

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Trelleborg AB, Ser. B	47,040	$304

		4,543

Switzerland—3.6%
Nestle S.A.	28,464	1,567
Nestle S.A. ADR	5,300	292
Swisscom AG	1,205	490

		2,349

United Kingdom—26.2%
Aggreko PLC	23,654	595
AstraZeneca PLC	28,063	1,245
AstraZeneca PLC ADR	6,300	280
Berendsen PLC	28,126	188
BHP Billiton PLC ADR	3,600	191
BP PLC	160,371	962
BP PLC ADR	12,500	451
British American Tobacco PLC	29,754	1,256
British American Tobacco PLC ADR	3,700	314
BT Group PLC, Class A	478,934	1,284
BT Group PLC ADR	9,600	256
Burberry Group PLC	16,752	304
Drax Group PLC	106,672	793
GlaxoSmithKline PLC	102,518	2,115
Kingfisher PLC	69,085	265
Mondi PLC	47,180	345
Old Mutual PLC	540,034	876
Royal Dutch Shell PLC, Class A	12,070	373
Royal Dutch Shell PLC, Class B	43,420	1,351
Royal Dutch Shell PLC ADR, Class B	4,500	279
Vodafone Group PLC	868,645	2,239
Vodafone Group PLC ADR	10,800	277
William Hill PLC	85,504	300
Xstrata PLC	38,093	481

		17,020

Total Common Stock (cost—$68,165)		61,233

EXCHANGE-TRADED FUNDS—0.5%

SPDR Gold Shares (b) (cost—$361)	2,100	332

PREFERRED STOCK—1.1%

Germany—1.1%
Volkswagen AG (cost—$581)	5,669	748

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—4.0%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $2,589; collateralized by U.S. Treasury Notes, 2.375%, due 10/31/14, valued at $2,645 including accrued interest (cost—$2,589)	$2,589	$2,589

Total Investments (cost—$71,696) (a)—100.0%		64,902

Liabilities in excess of other assets—(0.0)%		(4)

Net Assets—100.0%		$64,898

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $56,970, representing 87.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Mid-Cap Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.3%

Beverages—2.1%
Hansen Natural Corp. (a)	1,400	$122

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc. (a)	500	32
InterMune, Inc. (a)	600	12
Pharmasset, Inc. (a)	600	50

		94

Chemicals—5.0%
Albemarle Corp.	2,000	81
CF Industries Holdings, Inc.	900	111
Kronos Worldwide, Inc.	3,500	56
PPG Industries, Inc.	500	36
Rockwood Holdings, Inc. (a)	300	10

		294

Commercial Banks—1.3%
SunTrust Banks, Inc.	4,100	74

Communications Equipment—0.5%
Polycom, Inc. (a)	1,600	29

Construction & Engineering—2.9%
Chicago Bridge & Iron Co. NV	2,900	83
KBR, Inc.	3,800	90

		173

Consumer Finance—0.2%
Discover Financial Services	600	14

Diversified Consumer Services—0.7%
Weight Watchers International, Inc.	700	41

Electric Utilities—0.6%
DPL, Inc.	1,100	33

Energy Equipment & Services—4.8%
Helmerich & Payne, Inc.	1,900	77
Key Energy Services, Inc. (a)	4,300	41
Oceaneering International, Inc.	800	28
Patterson-UTI Energy, Inc.	3,600	63
SEACOR Holdings, Inc.	900	72

		281

Food & Staples Retailing—2.1%
Whole Foods Market, Inc.	1,900	124

Food Products—2.6%
Green Mountain Coffee Roasters, Inc. (a)	400	37
Mead Johnson Nutrition Co., Class A	1,700	117

		154

	Shares	Value* (000s)
Health Care Equipment & Supplies—3.3%
Cooper Cos., Inc.	1,500	$119
Gen-Probe, Inc. (a)	1,300	74

		193

Health Care Providers & Services—8.8%
Aetna, Inc.	2,400	87
AMERIGROUP Corp. (a)	1,700	66
AmerisourceBergen Corp.	2,800	104
CIGNA Corp.	700	29
Humana, Inc.	1,600	117
Patterson Cos., Inc.	1,100	32
WellCare Health Plans, Inc. (a)	2,100	80

		515

Health Care Technology—0.9%
SXC Health Solutions Corp. (a)	900	50

Hotels, Restaurants & Leisure—1.5%
Chipotle Mexican Grill, Inc., Class A (a)	300	91

Household Durables—0.7%
Tempur-Pedic International, Inc. (a)	800	42

Internet & Catalog Retail—2.3%
NetFlix, Inc. (a)	400	45
Priceline.com, Inc. (a)	200	90

		135

Internet Software & Services—0.9%
IAC/InterActiveCorp. (a)	1,400	55

IT Services—3.0%
Alliance Data Systems Corp. (a)	1,200	111
Amdocs Ltd. (a)	2,300	62

		173

Life Sciences Tools & Services—1.5%
PerkinElmer, Inc.	3,000	58
Waters Corp. (a)	400	30

		88

Machinery—6.5%
Dover Corp.	2,300	107
Joy Global, Inc.	1,200	75
Pall Corp.	2,600	110
Parker Hannifin Corp.	1,400	89

		381

Media—3.0%
CBS Corp., Class B	4,800	98
Interpublic Group of Cos., Inc.	3,500	25
Liberty Media Corp. - Liberty Capital (a)	800	53

		176

Schedule of Investments

AGIC Mid-Cap Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Multiline Retail—7.3%
Dillard’s, Inc., Class A	1,300	$57
Dollar Tree, Inc. (a)	2,050	154
Kohl’s Corp.	2,000	98
Macy’s, Inc.	4,500	118

		427

Oil, Gas & Consumable Fuels—5.4%
Alliance Holdings GP L.P.	1,300	57
Cabot Oil & Gas Corp.	1,300	81
HollyFrontier Corp.	3,600	94
Plains All American Pipeline L.P.	900	53
SandRidge Energy, Inc. (a)	2,700	15
Valero Energy Corp.	900	16

		316

Personal Products—1.1%
Herbalife Ltd.	1,200	64

Pharmaceuticals—1.7%
Endo Pharmaceuticals Holdings, Inc. (a)	2,200	62
Warner Chilcott PLC, Class A (a)	2,600	37

		99

Professional Services—1.1%
Towers Watson & Co., Class A	700	42
Verisk Analytics, Inc., Class A (a)	600	21

		63

Real Estate Management & Development—1.2%
Jones Lang LaSalle, Inc.	1,400	73

Road & Rail—0.7%
Kansas City Southern (a)	800	40

Semiconductors & Semiconductor Equipment—3.5%
Altera Corp.	3,200	101
Maxim Integrated Products, Inc.	4,500	105

		206

Software—5.5%
BMC Software, Inc. (a)	1,300	50
CA, Inc.	6,000	116
Citrix Systems, Inc. (a)	800	44
Intuit, Inc. (a)	1,300	62
Symantec Corp. (a)	3,300	54

		326

Specialty Retail—7.7%
Abercrombie & Fitch Co., Class A	1,800	111
Bed Bath & Beyond, Inc. (a)	2,600	149
Dick’s Sporting Goods, Inc. (a)	800	27
Limited Brands, Inc.	900	35
O’Reilly Automotive, Inc. (a)	1,700	113
Tractor Supply Co.	300	18

		453

	Shares	Value* (000s)
Textiles, Apparel & Luxury Goods—1.5%
Fossil, Inc. (a)	300	$24
Lululemon Athletica, Inc. (a)	1,300	63

		87

Thrifts & Mortgage Finance—1.5%
First Niagara Financial Group, Inc.	9,300	85

Trading Companies & Distributors—0.8%
W.W. Grainger, Inc.	300	45

Wireless Telecommunication Services—0.5%
MetroPCS Communications, Inc. (a)	3,600	31

Total Common Stock (cost—$6,187)		5,647

	Principal Amount (000s)
Repurchase Agreements—3.8%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $221; collateralized by Freddie Mac, 0.60%, due 8/23/13, valued at $230 including accrued interest (cost—$221)	$221	221

Total Investments (cost—$6,408)—100.1%		5,868

Liabilities in excess of other assets—(0.1)%		(3)

Net Assets—100.0%		$5,865

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Opportunity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.8%

Aerospace & Defense—3.1%
AerCap Holdings NV (a)	668,441	$6,631

Airlines—0.8%
Copa Holdings S.A., Class A	28,202	1,728

Automobiles—1.5%
Tesla Motors, Inc. (a)	130,100	3,173

Biotechnology—4.3%
Cubist Pharmaceuticals, Inc. (a)	108,416	3,829
Emergent Biosolutions, Inc. (a)	195,850	3,022
Myriad Genetics, Inc. (a)	128,175	2,402

		9,253

Capital Markets—2.4%
Financial Engines, Inc. (a)	126,175	2,285
WisdomTree Investments, Inc. (a)	415,850	2,919

		5,204

Commercial Services & Supplies—3.5%
Innerworkings, Inc. (a)	507,518	3,979
Mobile Mini, Inc. (a)	209,061	3,437

		7,416

Communications Equipment—4.9%
Aruba Networks, Inc. (a)	94,675	1,980
Ciena Corp. (a)	150,625	1,687
Sycamore Networks, Inc.	385,200	6,953

		10,620

Diversified Consumer Services—2.1%
American Public Education, Inc. (a)	133,715	4,546

Diversified Financial Services—2.7%
Encore Capital Group, Inc. (a)	129,373	2,827
MarketAxess Holdings, Inc.	116,950	3,043

		5,870

Electrical Equipment—2.6%
Polypore International, Inc. (a)	97,350	5,502

Energy Equipment & Services—0.7%
Tesco Corp. (a)	133,446	1,548

Food & Staples Retailing—1.0%
Fresh Market, Inc. (a)	56,475	2,155

Health Care Equipment & Supplies—10.8%
Abaxis, Inc. (a)	97,264	2,228
Align Technology, Inc. (a)	259,097	3,931
Hansen Medical, Inc. (a)	671,415	2,229
Insulet Corp. (a)	123,975	1,892
Masimo Corp.	89,666	1,941

	Shares	Value* (000s)
NuVasive, Inc. (a)	350,020	$5,975
NxStage Medical, Inc. (a)	105,050	2,191
Zoll Medical Corp. (a)	71,541	2,700

		23,087

Health Care Providers & Services—0.8%
IPC The Hospitalist Co., Inc. (a)	47,075	1,680

Hotels, Restaurants & Leisure—2.7%
Life Time Fitness, Inc. (a)	101,701	3,748
Texas Roadhouse, Inc.	154,325	2,040

		5,788

Internet & Catalog Retail—1.8%
Shutterfly, Inc. (a)	94,325	3,884

Internet Software & Services—6.3%
Ancestry.com, Inc. (a)	134,375	3,158
Constant Contact, Inc. (a)	307,625	5,319
Responsys, Inc. (a)	156,159	1,683
VistaPrint NV (a)	121,732	3,291

		13,451

IT Services—0.9%
Sapient Corp.	192,175	1,949

Machinery—3.0%
Dynamic Materials Corp.	178,775	2,816
Wabash National Corp. (a)	766,025	3,654

		6,470

Media—0.8%
ReachLocal, Inc. (a)	162,360	1,765

Metals & Mining—6.7%
Globe Specialty Metals, Inc.	331,675	4,816
Great Basin Gold Ltd. (a)	1,469,400	2,483
Horsehead Holding Corp. (a)	570,284	4,232
Silver Standard Resources, Inc. (a)	158,925	2,916

		14,447

Oil, Gas & Consumable Fuels—12.3%
Carrizo Oil & Gas, Inc. (a)	147,225	3,173
Comstock Resources, Inc. (a)	413,147	6,387
Endeavour International Corp. (a)	126,000	1,005
Georesources, Inc. (a)	89,650	1,595
Goodrich Petroleum Corp. (a)	502,205	5,936
Quicksilver Resources, Inc. (a)	745,141	5,648
Scorpio Tankers, Inc. (a)	342,473	1,808
Swift Energy Co. (a)	36,175	881

		26,433

Pharmaceuticals—4.4%
Durect Corp. (a)	665,374	1,071
Questcor Pharmaceuticals, Inc. (a)	174,250	4,750

Schedule of Investments

AGIC Opportunity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Salix Pharmaceuticals Ltd. (a)	119,800	$3,546

		9,367

Professional Services—2.7%
Corporate Executive Board Co.	59,975	1,787
FTI Consulting, Inc. (a)	54,450	2,005
Huron Consulting Group, Inc. (a)	63,675	1,982

		5,774

Road & Rail—1.2%
Celadon Group, Inc.	210,490	1,869
Vitran Corp., Inc. (a)	195,918	774

		2,643

Semiconductors & Semiconductor Equipment—3.3%
Cavium, Inc. (a)	20,000	544
Cymer, Inc. (a)	14,625	546
Inphi Corp. (a)	447,190	3,922
Mellanox Technologies Ltd. (a)	68,200	2,129

		7,141

Software—8.3%
BroadSoft, Inc. (a)	244,450	7,419
Commvault Systems, Inc. (a)	61,500	2,279
Concur Technologies, Inc. (a)	61,000	2,271
Rosetta Stone, Inc. (a)	258,913	2,369
SuccessFactors, Inc. (a)	149,950	3,447

		17,785

Specialty Retail—1.7%
Cabela’s, Inc. (a)	175,100	3,588

Trading Companies & Distributors—2.5%
Titan Machinery, Inc. (a)	91,650	1,641
United Rentals, Inc. (a)	224,675	3,783

		5,424

Total Common Stock (cost—$247,035)		214,322

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—1.5%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $3,229; collateralized by Freddie Mac, 0.50%, due 8/23/13, valued at $3,295 including accrued interest (cost—$3,229)	$3,229	$3,229

Total Investments (cost—$250,264)—101.3%		217,551

Liabilities in excess of other assets—(1.3)%		(2,874)

Net Assets—100.0%		$214,677

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments

AGIC Pacific Rim

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%

Australia—16.5%
Australia & New Zealand
Banking Group Ltd.	64,316	$1,194
BHP Billiton Ltd.	87,325	2,891
BHP Billiton Ltd. ADR	6,500	432
Boart Longyear Ltd.	412,464	1,020
Incitec Pivot Ltd.	694,364	2,151
National Australia Bank Ltd.	67,164	1,427
Newcrest Mining Ltd.	55,382	1,825
Oil Search Ltd.	167,570	903
Origin Energy Ltd.	73,226	937
Rio Tinto Ltd.	27,643	1,619
WorleyParsons Ltd.	54,050	1,349

		15,748

China—6.3%
Anhui Conch Cement Co., Ltd., Class H	290,000	788
Baidu, Inc. ADR (b)	12,800	1,368
China Resources Cement Holdings Ltd.	1,314,000	862
Industrial & Commercial Bank of China, Class H	1,660,000	802
Kunlun Energy Co., Ltd.	962,000	1,326
Shanghai Industrial Holdings Ltd.	320,000	893

		6,039

Hong Kong—7.6%
AIA Group Ltd.	790,951	2,250
BOC Hong Kong Holdings Ltd.	398,000	849
Cheung Kong Infrastructure Holdings Ltd.	169,000	987
Haier Electronics Group Co., Ltd. (b)	968,000	670
Power Assets Holdings Ltd.	96,000	739
Wharf Holdings Ltd.	350,000	1,731

		7,226

Indonesia—1.0%
AKR Corporindo Tbk PT	3,297,500	890

Italy—0.7%
Prada SpA (b)	160,600	676

Japan—55.0%
Aisin Seiki Co., Ltd.	49,100	1,635
Asahi Breweries Ltd.	69,300	1,468
Canon, Inc.	53,600	2,434
Daito Trust Construct Co., Ltd.	11,900	1,091
Dena Co., Ltd.	25,400	1,064
Denso Corp.	50,900	1,636
Fanuc Corp.	27,400	3,774
Fast Retailing Co., Ltd.	9,200	1,648
Hamamatsu Photonics KK	37,900	1,528

	Shares	Value* (000s)
Hitachi Ltd.	203,000	$1,008
Honda Motor Co., Ltd.	26,900	788
Honda Motor Co., Ltd. ADR	31,000	904
Inpex Corp.	145	890
Keyence Corp.	6,600	1,806
Komatsu Ltd.	102,700	2,214
Makita Corp.	13,600	484
Mitsubishi Corp.	45,800	932
Mitsubishi Gas Chemical Co., Inc.	176,000	1,080
Mitsubishi Heavy Industries Ltd.	309,000	1,303
Mitsubishi UFJ Financial Group, Inc.	299,800	1,376
Mitsui & Co., Ltd.	50,800	736
Murata Manufacturing Co., Ltd.	40,000	2,172
Nabtesco Corp.	23,100	437
Nippon Telegraph & Telephone Corp.	48,300	2,314
Nissan Motor Co., Ltd.	99,000	876
Nissan Motor Co., Ltd. ADR	7,700	135
Rinnai Corp.	16,700	1,394
Rohto Pharmaceutical Co., Ltd.	41,000	535
Sanrio Co., Ltd.	38,800	1,818
Sekisui Chemical Co., Ltd.	253,000	2,127
Ship Healthcare Holdings, Inc.	50,500	1,247
Softbank Corp.	27,400	802
Sumitomo Corp.	122,400	1,515
Sumitomo Mitsui Financial Group, Inc.	66,800	1,882
Suruga Bank Ltd.	89,000	867
Toray Industries, Inc.	218,000	1,527
Tsuruha Holdings, Inc.	21,700	1,209
Unicharm Corp.	37,800	1,813

		52,469

Korea (Republic of)—1.8%
Celltrion, Inc.	16,583	608
Hyundai Motor Co.	6,504	1,137

		1,745

New Zealand—1.4%
Telecom Corp. of New Zealand Ltd.	672,976	1,338

Taiwan—3.2%
Catcher Technology Co., Ltd.	186,000	1,065
Cheng Uei Precision Industry Co., Ltd.	4,867	10
Hiwin Technologies Corp.	50,000	339
Taiwan Semiconductor Manufacturing Co., Ltd.	318,000	716
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	81,900	936

		3,066

Thailand—1.0%
Kasikornbank PCL NVDR	256,500	957

Schedule of Investments

AGIC Pacific Rim

September 30, 2011 (unaudited)

	Shares	Value* (000s)
United Kingdom—3.3%
BHP Billiton PLC	19,138	$511
HSBC Holdings PLC	37,933	289
HSBC Holdings PLC ADR	17,600	670
Rio Tinto PLC ADR	16,200	714
Standard Chartered PLC	48,693	979

		3,163

Total Common Stock (cost—$97,257)		93,317

	Principal Amount (000s)
Repurchase Agreements—0.4%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $402; collateralized by Freddie Mac, 0.50%, due 8/23/13, valued at $415 including accrued interest (cost—$402)	$402	402

Total Investments (cost—$97,659) (a)—98.2%		93,719

Other assets less liabilities—1.8%		1,711

Net Assets—100.0%		$95,430

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $86,106, representing 90.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AGIC Systematic Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.4%

Aerospace & Defense—0.6%
United Technologies Corp.	1,400	$98

Beverages—3.9%
Coca-Cola Co.	3,600	243
Coca-Cola Enterprises, Inc.	3,600	90
Hansen Natural Corp. (a)	4,100	358

		691

Biotechnology—1.7%
Amgen, Inc.	5,500	302

Chemicals—1.3%
CF Industries Holdings, Inc.	1,800	222

Commercial Banks—0.9%
Key Corp.	14,000	83
SunTrust Banks, Inc.	4,000	72

		155

Communications Equipment—0.7%
QUALCOMM, Inc.	2,600	126

Computers & Peripherals—5.2%
Apple, Inc. (a)	2,400	915

Construction & Engineering—0.7%
KBR, Inc.	5,600	132

Diversified Financial Services—1.0%
JPMorgan Chase & Co.	6,000	181

Energy Equipment & Services—4.1%
Baker Hughes, Inc.	4,700	217
Halliburton Co.	6,500	198
National-Oilwell Varco, Inc.	4,800	246
Patterson-UTI Energy, Inc.	3,600	63

		724

Food & Staples Retailing—1.4%
CVS Caremark Corp.	4,300	144
Whole Foods Market, Inc.	1,700	111

		255

Food Products—1.1%
Mead Johnson Nutrition Co., Class A	2,700	186

Health Care Equipment & Supplies—3.9%
Baxter International, Inc.	2,000	112
Cooper Cos., Inc.	4,100	325
Covidien PLC	5,700	251

		688

	Shares	Value* (000s)
Health Care Providers & Services—4.5%
Aetna, Inc.	6,700	$244
AMERIGROUP Corp. (a)	1,600	62
Humana, Inc.	3,900	284
UnitedHealth Group, Inc.	4,600	212

		802

Hotels, Restaurants & Leisure—5.0%
Chipotle Mexican Grill, Inc., Class A (a)	1,200	363
McDonald’s Corp.	6,000	527

		890

Household Durables—0.6%
Tempur-Pedic International, Inc. (a)	1,900	100

Household Products—0.5%
Church & Dwight Co., Inc.	2,200	97

Independent Power Producers & Energy Traders—0.5%
NRG Energy, Inc. (a)	4,000	85

Industrial Conglomerates—1.3%
General Electric Co.	15,600	238

Insurance—0.9%
Allstate Corp.	3,700	87
Prudential Financial, Inc.	1,700	80

		167

Internet & Catalog Retail—2.3%
NetFlix, Inc. (a)	800	90
Priceline.com, Inc. (a)	700	315

		405

Internet Software & Services—2.0%
Google, Inc., Class A (a)	700	360

IT Services—7.9%
Alliance Data Systems Corp. (a)	3,200	297
Cognizant Technology Solutions Corp., Class A (a)	2,300	144
International Business Machines Corp.	3,100	543
MasterCard, Inc., Class A	1,300	412

		1,396

Leisure Equipment & Products—1.8%
Polaris Industries, Inc.	6,200	310

Machinery—2.6%
Caterpillar, Inc.	3,200	236
Cummins, Inc.	2,800	229

		465

Schedule of Investments

AGIC Systematic Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Media—1.3%
CBS Corp., Class B	11,700	$238

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,100	64

Multiline Retail—3.5%
Dillard’s, Inc., Class A	1,900	82
Dollar Tree, Inc. (a)	3,100	233
Kohl’s Corp.	4,400	216
Macy’s, Inc.	3,600	95

		626

Oil, Gas & Consumable Fuels—10.8%
Chevron Corp.	3,400	315
ConocoPhillips	5,600	355
Exxon Mobil Corp.	11,600	842
HollyFrontier Corp.	8,100	212
Range Resources Corp.	1,700	99
Valero Energy Corp.	4,500	80

		1,903

Personal Products—0.7%
Herbalife Ltd.	2,400	129

Pharmaceuticals—5.7%
Abbott Laboratories	2,700	138
Eli Lilly & Co.	6,000	222
Pfizer, Inc.	18,600	329
Watson Pharmaceuticals, Inc. (a)	4,700	321

		1,010

Professional Services—2.9%
Towers Watson & Co., Class A	3,300	197
Verisk Analytics, Inc., Class A (a)	9,100	317

		514

Road & Rail—2.1%
CSX Corp.	12,000	224
Union Pacific Corp.	1,700	139

		363

Software—9.3%
Citrix Systems, Inc. (a)	1,600	87
Microsoft Corp.	21,400	533
Oracle Corp.	17,800	512
Symantec Corp. (a)	17,000	277
VMware, Inc., Class A (a)	3,000	241

		1,650

Specialty Retail—4.5%
Autozone, Inc. (a)	1,100	351
Bed Bath & Beyond, Inc. (a)	4,300	247
O’Reilly Automotive, Inc. (a)	2,900	193

		791

	Shares	Value* (000s)
Tobacco—0.8%
Philip Morris International, Inc.	2,200	$137

Total Common Stock (cost—$16,899)		17,415

	Principal Amount (000s)
Repurchase Agreements—1.6%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $286; collateralized by Federal Home Loan Bank, 1.50%, due 1/16/13, valued at $295 including accrued interest (cost—$286)	$286	286

Total Investments (cost—$17,185)—100.0%		17,701

Liabilities in excess of other assets—(0.0)%		(7)

Net Assets—100.0%		$17,694

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Target

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.4%

Aerospace & Defense—1.9%
Precision Castparts Corp.	31,370	$4,877

Automobiles—1.3%
Tesla Motors, Inc. (a)	141,400	3,449

Biotechnology—2.5%
BioMarin Pharmaceutical, Inc. (a)	135,850	4,330
United Therapeutics Corp. (a)	61,300	2,298

		6,628

Capital Markets—3.5%
Affiliated Managers Group, Inc. (a)	64,750	5,054
KKR & Co. L.P.	407,400	4,237

		9,291

Chemicals—3.3%
Ashland, Inc.	60,250	2,660
CF Industries Holdings, Inc.	49,300	6,083

		8,743

Communications Equipment—1.6%
Acme Packet, Inc. (a)	53,150	2,264
Riverbed Technology, Inc. (a)	92,600	1,848

		4,112

Construction & Engineering—1.8%
KBR, Inc.	197,200	4,660

Containers & Packaging—1.4%
Crown Holdings, Inc. (a)	124,450	3,809

Electrical Equipment—3.5%
Polypore International, Inc. (a)	80,200	4,533
Rockwell Automation, Inc.	83,450	4,673

		9,206

Energy Equipment & Services—3.5%
McDermott International, Inc. (a)	160,550	1,728
Oil States International, Inc. (a)	38,500	1,960
Patterson-UTI Energy, Inc.	144,600	2,507
Weatherford International Ltd. (a)	244,300	2,983

		9,178

Food Products—4.1%
Green Mountain Coffee Roasters, Inc. (a)	49,200	4,572
Mead Johnson Nutrition Co., Class A	90,000	6,196

		10,768

Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (a)	10,576	3,853

Health Care Providers & Services—5.0%
AmerisourceBergen Corp.	197,300	7,353
WellCare Health Plans, Inc. (a)	155,080	5,890

		13,243

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—1.5%
Panera Bread Co., Class A (a)	38,500	$4,002

Household Products—2.4%
Church & Dwight Co., Inc.	143,400	6,338

Insurance—1.7%
XL Group PLC	242,350	4,556

Internet & Catalog Retail—3.2%
HSN, Inc. (a)	103,850	3,440
Priceline.com, Inc. (a)	11,300	5,079

		8,519

Internet Software & Services—1.4%
MercadoLibre, Inc.	31,300	1,682
SINA Corp. (a)	28,360	2,031

		3,713

IT Services—7.0%
Cognizant Technology Solutions Corp., Class A (a)	80,100	5,022
ServiceSource International Inc. (a)	236,650	3,126
Teradata Corp. (a)	111,500	5,969
VeriFone Systems, Inc. (a)	119,500	4,185

		18,302

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc. (a)	121,410	3,794

Machinery—3.1%
Cummins, Inc.	40,900	3,340
Wabtec Corp.	89,750	4,745

		8,085

Media—2.0%
Focus Media Holding Ltd. ADR (a)	103,850	1,743
Viacom, Inc., Class B	88,300	3,421

		5,164

Metals & Mining—0.5%
Allegheny Technologies, Inc.	36,900	1,365

Multiline Retail—2.7%
Dollar Tree, Inc. (a)	36,150	2,715
Macy’s, Inc.	165,800	4,364

		7,079

Multi-Utilities—1.4%
Nisource, Inc.	169,850	3,631

Oil, Gas & Consumable Fuels—4.0%
Carrizo Oil & Gas, Inc. (a)	127,100	2,739
Cimarex Energy Co.	64,450	3,590
SandRidge Energy, Inc. (a)	730,100	4,059

		10,388

Schedule of Investments

AGIC Target

September 30, 2011 (unaudited)

	Shares	V alue* (000s)
Pharmaceuticals—2.5%
Hospira, Inc. (a)	78,800	$2,915
Mylan, Inc. (a)	221,520	3,766

		6,681

Road & Rail—1.3%
Kansas City Southern (a)	67,850	3,390

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	132,850	4,189
ARM Holdings PLC ADR	186,500	4,756
KLA-Tencor Corp.	78,600	3,009

		11,954

Software—5.5%
BMC Software, Inc. (a)	109,650	4,228
BroadSoft, Inc. (a)	114,850	3,486
Citrix Systems, Inc. (a)	76,800	4,188
Rovi Corp. (a)	59,200	2,544

		14,446

Specialty Retail—4.1%
Ross Stores, Inc.	38,250	3,010
Tractor Supply Co.	61,250	3,831
Ulta Salon Cosmetics & Fragrance, Inc. (a)	62,400	3,883

		10,724

Textiles, Apparel & Luxury Goods—4.9%
Deckers Outdoor Corp. (a)	79,250	7,391
Fossil, Inc. (a)	43,650	3,538
Vera Bradley, Inc. (a)	51,350	1,851

		12,780

Tobacco—1.9%
Lorillard, Inc.	45,250	5,009

Trading Companies & Distributors—1.5%
United Rentals, Inc. (a)	231,700	3,902

Wireless Telecommunication Services—0.9%
NII Holdings, Inc. (a)	90,982	2,452

Total Common Stock (cost—$257,180)		248,091

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—5.9%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $15,523; collateralized by U.S. Treasury Notes, 1.875%, due 2/28/14, valued at $15,837 including accrued interest (cost—$15,523)	$15,523	$15,523

Total Investments (cost—$272,703)—100.3%		263,614

Liabilities in excess of other assets—(0.3)%		(796)

Net Assets—100.0%		$262,818

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ All-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.4%

Aerospace & Defense—2.4%
Northrop Grumman Corp.	9,100	$475

Commercial Banks—4.0%
PNC Financial Services Group, Inc.	11,000	530
Wells Fargo & Co.	10,200	246

		776

Commercial Services & Supplies—4.1%
Avery Dennison Corp.	15,700	394
RR Donnelley & Sons Co.	29,000	409

		803

Consumer Finance—1.5%
Cash America International, Inc.	5,700	292

Diversified Financial Services—2.9%
JPMorgan Chase & Co.	13,100	394
NYSE Euronext	7,300	170

		564

Diversified Telecommunication Services—2.7%
AT&T, Inc.	18,400	525

Electric Utilities—1.5%
Edison International	7,900	302

Energy Equipment & Services—2.1%
Tidewater, Inc.	9,900	416

Food & Staples Retailing—2.6%
Kroger Co.	11,400	250
Wal-Mart Stores, Inc.	5,000	260

		510

Food Products—2.2%
Corn Products International, Inc.	11,100	436

Gas Utilities—5.3%
Atmos Energy Corp.	16,500	536
UGI Corp.	19,000	499

		1,035

Health Care Equipment & Supplies—2.6%
Medtronic, Inc.	15,400	512

Health Care Providers & Services—5.2%
CIGNA Corp.	12,100	508
Quest Diagnostics, Inc.	10,200	503

		1,011

Household Products—2.8%
Kimberly-Clark Corp.	7,700	547

	Shares	Value* (000s)
Insurance—7.2%
Allstate Corp.	19,300	$457
Reinsurance Group of America, Inc.	10,000	459
Unum Group	23,600	495

		1,411

Media—2.2%
CBS Corp., Class B	21,400	436

Metals & Mining—4.7%
Reliance Steel & Aluminum Co.	11,700	398
Yamana Gold, Inc.	38,000	519

		917

Multiline Retail—1.4%
Kohl’s Corp.	5,600	275

Multi-Utilities—2.8%
Nisource, Inc.	25,600	547

Office Electronics—2.0%
Xerox Corp.	57,000	397

Oil, Gas & Consumable Fuels—13.3%
Apache Corp.	4,300	345
Chesapeake Energy Corp.	15,900	406
Chevron Corp.	5,300	490
ConocoPhillips	7,500	475
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Royal Dutch Shell PLC ADR, Class A	7,800	480
Total S.A. ADR	9,500	417

		2,613

Paper & Forest Products—1.2%
International Paper Co.	10,000	232

Pharmaceuticals—7.9%
GlaxoSmithKline PLC ADR	12,900	533
Pfizer, Inc.	29,600	523
Sanofi ADR	15,300	502

		1,558

Real Estate Investment Trust—4.0%
Annaly Capital Management, Inc.	16,600	276
Hospitality Properties Trust	24,000	510

		786

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	13,100	279
KLA-Tencor Corp.	6,400	245

		524

Software—4.1%
CA, Inc.	13,700	266
Microsoft Corp.	21,400	533

		799

Schedule of Investments

NFJ All-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Specialty Retail—1.4%
Limited Brands, Inc.	7,300	$281

Textiles, Apparel & Luxury Goods—1.6%
V.F. Corp.	2,500	304

Total Common Stock (cost—$20,985)		19,284

PREFERRED STOCK—0.0%

Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (a)(b)(c) (cost—$97)	4,560	—

	Principal Amount (000s)
Repurchase Agreements—0.9%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $167; collateralized by Freddie Mac, 0.5%, due 8/23/13, valued at $175 including accrued interest (cost—$167)	$167	167

Total Investments (cost—$21,249)—99.3%		19,451

Other assets less liabilities—0.7%		144

Net Assets—100.0%		$19,595

Notes to Schedule of Investments:

(a)    144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)    Fair-Valued—Securities with an aggregate value of $0.

(c)    Non-income producing.

Glossary:

ADR-American Depositary Receipt

Schedule of Investments

NFJ Dividend Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%

Aerospace & Defense—4.3%
Lockheed Martin Corp.	2,119,200	$153,939
Northrop Grumman Corp.	2,753,400	143,617

		297,556

Beverages—1.9%
PepsiCo, Inc.	2,162,400	133,853

Capital Markets—1.9%
Ameriprise Financial, Inc.	3,384,700	133,222

Chemicals—0.9%
Eastman Chemical Co.	938,400	64,309

Commercial Banks—4.2%
PNC Financial Services Group, Inc.	2,989,000	144,040
Wells Fargo & Co.	6,147,300	148,273

		292,313

Commercial Services & Supplies—3.8%
Pitney Bowes, Inc.	6,693,000	125,828
RR Donnelley & Sons Co.	9,934,607	140,277

		266,105

Communications Equipment—1.7%
Harris Corp.	3,395,100	116,011

Diversified Financial Services—1.8%
JPMorgan Chase & Co.	4,194,800	126,347

Diversified Telecommunication Services—2.5%
AT&T, Inc.	4,934,800	140,740
CenturyLink, Inc.	982,650	32,545

		173,285

Electric Utilities—1.8%
Edison International	3,199,000	122,362

Energy Equipment & Services—1.8%
Diamond Offshore Drilling, Inc.	2,289,800	125,344

Food & Staples Retailing—2.2%
Wal-Mart Stores, Inc.	2,989,600	155,160

Food Products—1.9%
Kraft Foods, Inc., Class A	3,895,300	130,804

Health Care Equipment & Supplies—2.2%
Medtronic, Inc.	4,607,800	153,163

Household Durables—2.0%
Whirlpool Corp.	2,731,600	136,334

	Shares	Value* (000s)
Household Products—2.1%
Kimberly-Clark Corp.	2,070,800	$147,048

Industrial Conglomerates—1.8%
General Electric Co.	8,330,900	126,963

Insurance—5.4%
Allstate Corp.	5,057,800	119,819
MetLife, Inc.	4,111,200	115,155
Travelers Cos., Inc.	2,914,700	142,033

		377,007

IT Services—2.3%
International Business
Machines Corp.	903,000	158,052

Leisure Equipment & Products—1.7%
Mattel, Inc.	4,704,200	121,792

Media—2.1%
Time Warner, Inc.	4,845,200	145,211

Metals & Mining—1.4%
Freeport-McMoRan Copper & Gold, Inc.	3,238,400	98,609

Multi-Utilities—2.0%
Ameren Corp.	4,817,100	143,405

Office Electronics—1.9%
Xerox Corp.	18,573,300	129,456

Oil, Gas & Consumable Fuels—15.8%
Chesapeake Energy Corp.	5,230,100	133,629
Chevron Corp.	1,651,900	152,834
ConocoPhillips	4,440,400	281,166
Marathon Oil Corp.	5,976,800	128,979
Royal Dutch Shell PLC ADR, Class A	2,368,500	145,710
Total S.A. ADR	5,928,100	260,066

		1,102,384

Paper & Forest Products—3.8%
International Paper Co.	11,498,400	267,338

Pharmaceuticals—10.3%
Eli Lilly & Co.	4,220,400	156,028
GlaxoSmithKline PLC ADR	3,420,100	141,216
Johnson & Johnson	2,108,600	134,339
Pfizer, Inc.	7,858,100	138,931
Sanofi ADR	4,534,700	148,738

		719,252

Schedule of Investments

NFJ Dividend Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Real Estate Investment Trust—2.6%
Annaly Capital Management, Inc.	10,761,813	$178,969

Semiconductors & Semiconductor Equipment—4.3%
Intel Corp.	13,900,700	296,502

Software—2.1%
Microsoft Corp.	5,963,200	148,424

Thrifts & Mortgage Finance—1.7%
Hudson City Bancorp, Inc.	17,413,200	98,559
New York Community Bancorp, Inc.	1,671,700	19,893

		118,452

Tobacco—2.0%
Reynolds American, Inc.	3,756,300	140,786

Total Common Stock (cost—$7,660,223)		6,845,818

	Principal Amount (000s)
Repurchase Agreements—2.1%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $142,993; collateralized by U.S. Treasury Notes, 0.75% - 2.375%, due 2/28/14 - 10/31/14, valued at $145,856 including accrued interest (cost—$142,993)	$142,993	142,993

Total Investments (cost—$7,803,216)—100.3%		6,988,811

Liabilities in excess of other assets—(0.3)%		(18,270)

Net Assets—100.0%		$6,970,541

Glossary: ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%

Australia—2.5%
Australia & New Zealand Banking Group Ltd. ADR	1,570,000	$29,171
Telstra Corp. Ltd. ADR	908,000	13,620

		42,791

Belgium—1.7%
Delhaize Group S.A. ADR	498,300	29,121

Brazil—11.9%
Banco Bradesco S.A. ADR	2,146,300	31,744
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,369,700	63,486
Cia Paranaense de Energia ADR, Class P	2,351,700	42,824
Petroleo Brasileiro S.A. ADR	842,300	18,910
Tele Norte Leste Participacoes S.A. ADR	2,618,000	24,949
Vale S.A. ADR	778,900	17,759

		199,672

Canada—8.9%
Agrium, Inc.	513,800	34,250
Manulife Financial Corp.	1,318,300	14,936
Nexen, Inc.	916,300	14,193
Toronto-Dominion Bank	450,000	31,928
Yamana Gold, Inc.	4,000,000	54,640

		149,947

China—2.9%
China Petroleum & Chemical Corp., Class H	32,810,100	31,554
Huaneng Power International, Inc. ADR	146,350	2,463
Yanzhou Coal Mining Co., Ltd. ADR	679,800	14,344

		48,361

France—5.4%
France Telecom S.A. ADR	2,626,100	42,989
Peugeot S.A.	512,900	10,912
Sanofi	553,300	36,394

		90,295

Hong Kong—1.7%
Cathay Pacific Airways Ltd.	17,362,900	28,558

India—1.9%
Tata Motors Ltd. ADR	2,034,300	31,288

Israel—0.9%
Teva Pharmaceutical Industries Ltd. ADR	426,300	15,867

	Shares	Value* (000s)
Japan—14.4%
Asahi Glass Co., Ltd. ADR	2,278,500	$22,033
Fuji Heavy Industries Ltd. ADR	518,000	30,391
Hitachi Ltd.	7,613,900	37,796
KDDI Corp.	2,088	14,375
Mitsui & Co., Ltd. ADR	117,300	33,765
Mizuho Financial Group, Inc.	27,785,200	40,688
Nippon Yusen KK ADR	5,471,500	28,889
Nitto Denko Corp. ADR	876,100	34,308

		242,245

Korea (Republic of)—4.8%
POSCO ADR	387,800	29,476
SK Telecom Co., Ltd. ADR	2,170,200	30,535
Woori Finance Holdings Co., Ltd. ADR	798,700	20,239

		80,250

Netherlands—4.3%
ASML Holding NV	595,900	20,605
Heineken NV	351,500	15,795
Reed Elsevier NV	3,233,300	35,555

		71,955

Norway—3.4%
Seadrill Ltd.	686,000	18,945
Statoil ASA ADR	1,788,900	38,551

		57,496

Singapore—1.6%
United Overseas Bank Ltd. ADR	1,031,700	26,164

South Africa—3.0%
Sasol Ltd. ADR	1,248,100	50,673

Sweden—2.2%
Svenska Cellulosa AB ADR	3,084,500	37,477

Switzerland—3.5%
Credit Suisse Group AG	776,731	20,320
Zurich Financial Services AG ADR	1,807,200	37,933

		58,253

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,649,700	18,856

Turkey—1.1%
KOC Holding AS ADR	997,100	18,406

United Kingdom—19.1%
AstraZeneca PLC ADR	1,325,000	58,777
BAE Systems PLC ADR	2,206,600	36,100

Schedule of Investments

NFJ International Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Barclays PLC ADR	1,192,900	$11,666
Diageo PLC ADR	491,795	37,342
Imperial Tobacco Group PLC	1,216,700	41,061
Marks & Spencer Group PLC ADR	1,594,700	15,293
Rio Tinto PLC ADR	665,500	29,335
Royal Dutch Shell PLC ADR, Class A	856,600	52,698
Sage Group PLC ADR	1,168,500	18,521
Unilever PLC ADR	679,700	21,200

		321,993

United States—3.1%
Axis Capital Holdings Ltd.	1,400,000	36,316
RenaissanceRe Holdings Ltd.	248,500	15,854

		52,170

Total Common Stock (cost—$1,910,660)		1,671,838

	Principal Amount (000s)
Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $9,828; collateralized by Federal Home Loan Bank, 1.50%, due 1/16/13, valued at $10,027 including accrued interest (cost—$9,828)	$9,828	9,828

Total Investments (cost—$1,920,488) (a)—100.0%		1,681,666

Other assets less liabilities—0.0%		720

Net Assets—100.0%		$1,682,386

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $336,763, representing 20.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.2%

Aerospace & Defense—3.0%
Northrop Grumman Corp.	499,900	$26,075

Air Freight & Logistics—0.9%
FedEx Corp.	120,500	8,155

Beverages—1.0%
Molson Coors Brewing Co., Class B	222,300	8,805

Capital Markets—3.0%
Goldman Sachs Group, Inc.	133,800	12,651
Morgan Stanley	315,800	4,263
State Street Corp.	268,600	8,638

		25,552

Chemicals—1.1%
PPG Industries, Inc.	136,900	9,673

Commercial Banks—4.1%
PNC Financial Services Group, Inc.	384,300	18,519
Wells Fargo & Co.	707,000	17,053

		35,572

Diversified Financial Services—1.7%
JPMorgan Chase & Co.	500,200	15,066

Diversified Telecommunication Services—6.0%
AT&T, Inc.	939,700	26,800
CenturyLink, Inc.	184,900	6,124
Verizon Communications, Inc.	513,000	18,879

		51,803

Electric Utilities—4.5%
American Electric Power Co., Inc.	506,000	19,238
Edison International	506,500	19,374

		38,612

Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	299,800	16,411

Food & Staples Retailing—4.1%
CVS Caremark Corp.	523,700	17,586
Kroger Co.	399,300	8,769
Safeway, Inc.	527,200	8,767

		35,122

Food Products—2.1%
ConAgra Foods, Inc.	735,600	17,816

Health Care Equipment & Supplies—1.0%
Medtronic, Inc.	247,400	8,224

Health Care Providers & Services—2.0%
CIGNA Corp.	412,800	17,313

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	119,000	$10,451

Household Products—2.2%
Kimberly-Clark Corp.	262,000	18,605

Industrial Conglomerates—2.0%
General Electric Co.	1,156,100	17,619

Insurance—9.6%
Allstate Corp.	628,300	14,884
Loews Corp.	279,400	9,653
Marsh & McLennan Cos., Inc.	371,700	9,865
MetLife, Inc.	500,000	14,005
Prudential Financial, Inc.	360,300	16,884
Travelers Cos., Inc.	362,200	17,650

		82,941

IT Services—2.3%
International Business Machines Corp.	112,200	19,638

Machinery—0.9%
Parker Hannifin Corp.	129,200	8,156

Media—3.1%
CBS Corp., Class B	419,600	8,551
Time Warner, Inc.	603,333	18,082

		26,633

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	413,300	12,585

Multiline Retail—1.0%
Kohl’s Corp.	183,700	9,020

Multi-Utilities—1.2%
Dominion Resources, Inc.	211,600	10,743

Office Electronics—1.4%
Xerox Corp.	1,745,500	12,166

Oil, Gas & Consumable Fuels—13.5%
Apache Corp.	156,500	12,558
Chesapeake Energy Corp.	583,200	14,901
Chevron Corp.	277,400	25,665
ConocoPhillips	421,400	26,683
Hess Corp.	156,200	8,194
Marathon Oil Corp.	704,400	15,201
Peabody Energy Corp.	171,400	5,807
Valero Energy Corp.	428,600	7,621

		116,630

Schedule of Investments

NFJ Large-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Paper & Forest Products—1.0%
International Paper Co.	355,200	$8,258

Pharmaceuticals—12.8%
Abbott Laboratories	365,300	18,681
Eli Lilly & Co.	724,700	26,792
Johnson & Johnson	298,500	19,018
Merck & Co., Inc.	591,700	19,355
Pfizer, Inc.	1,487,800	26,304

		110,150

Real Estate Investment Trust—2.9%
Annaly Capital Management, Inc.	1,491,400	24,802

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp.	824,600	17,589

Software—2.9%
Microsoft Corp.	1,020,500	25,400

Tobacco—1.3%
Altria Group, Inc.	405,000	10,858

Total Common Stock (cost—$878,917)		856,443

	Principal Amount (000s)
Repurchase Agreements—1.5%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $13,548; collateralized by U.S. Treasury Notes, 1.875%, due 2/28/14, valued at $13,820 including accrued interest (cost—$13,548)	$13,548	13,548

Total Investments (cost—$892,465)—100.7%		869,991

Liabilities in excess of other assets—(0.7)%		(6,263)

Net Assets—100.0%		$863,728

Schedule of Investments

NFJ Mid-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%

Aerospace & Defense—2.3%
L-3 Communications Holdings, Inc.	3,800	$235

Auto Components—2.6%
Lear Corp.	6,200	266

Chemicals—1.1%
CF Industries Holdings, Inc.	900	111

Commercial Banks—5.1%
BB&T Corp.	12,300	262
PNC Financial Services Group, Inc.	5,300	255

		517

Commercial Services & Supplies—2.0%
Avery Dennison Corp.	7,900	198

Diversified Financial Services—0.9%
NYSE Euronext	4,000	93

Diversified Telecommunication Services—1.2%
CenturyLink, Inc.	3,800	126

Electric Utilities—2.7%
Edison International	7,100	272

Electronic Equipment, Instruments & Components—2.7%
Jabil Circuit, Inc.	15,200	270

Energy Equipment & Services—2.1%
Tidewater, Inc.	5,100	214

Food & Staples Retailing—1.4%
Kroger Co.	6,500	143

Food Products—5.0%
ConAgra Foods, Inc.	11,800	286
Corn Products International, Inc.	5,700	223

		509

Gas Utilities—5.2%
AGL Resources, Inc.	6,400	261
Atmos Energy Corp.	8,100	263

		524

Health Care Equipment & Supplies—2.5%
C.R. Bard, Inc.	2,900	254

	Shares	Value* (000s)
Health Care Providers & Services—6.4%
CIGNA Corp.	3,400	$143
McKesson Corp.	3,400	247
Quest Diagnostics, Inc.	5,100	252

		642

Insurance—7.6%
Mercury General Corp.	7,300	280
Reinsurance Group of America, Inc.	5,100	234
Unum Group	12,200	256

		770

Leisure Equipment & Products—2.6%
Mattel, Inc.	10,300	267

Machinery—2.2%
Parker Hannifin Corp.	3,500	221

Metals & Mining—4.2%
Reliance Steel & Aluminum Co.	5,700	194
Yamana Gold, Inc.	16,600	227

		421

Multiline Retail—2.8%
Kohl’s Corp.	5,700	280

Multi-Utilities—5.3%
Nisource, Inc.	12,200	261
SCANA Corp.	6,700	271

		532

Office Electronics—2.0%
Xerox Corp.	29,500	206

Oil, Gas & Consumable Fuels—6.1%
Chesapeake Energy Corp.	8,900	228
Murphy Oil Corp.	4,400	194
Nexen, Inc.	12,800	198

		620

Paper & Forest Products—2.4%
International Paper Co.	10,300	239

Real Estate Investment Trust—6.2%
Annaly Capital Management, Inc.	8,800	146
Duke Realty Corp.	21,800	229
Hospitality Properties Trust	11,700	249

		624

Semiconductors & Semiconductor Equipment—2.7%
KLA-Tencor Corp.	7,100	272

Software—2.5%
CA, Inc.	12,800	248

Schedule of Investments

NFJ Mid-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Specialty Retail—4.0%
Gap, Inc.	15,400	$250
Limited Brands, Inc.	3,900	150

		400

Textiles, Apparel & Luxury Goods—1.7%
V.F. Corp.	1,400	170

Tobacco—2.7%
Reynolds American, Inc.	7,400	277

Total Common Stock (cost—$10,459)		9,921

	Principal Amount (000s)
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $182; collateralized by Freddie Mac, 0.60%, due 8/23/13, valued at $190 including accrued interest (cost—$182)	$182	182

Total Investments (cost—$10,641)—100.0%		10,103

Other assets less liabilities—0.0%		5

Net Assets—100.0%		$10,108

Schedule of Investments

NFJ Renaissance

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%

Aerospace & Defense—2.8%
Elbit Systems Ltd.	140,900	$5,594
ITT Corp.	156,100	6,556
L-3 Communications Holdings, Inc.	97,000	6,011

		18,161

Airlines—0.7%
Cathay Pacific Airways Ltd. ADR	606,200	4,862

Auto Components—0.8%
Magna International, Inc.	164,700	5,430

Beverages—3.3%
Coca-Cola Enterprises, Inc.	276,000	6,867
Dr. Pepper Snapple Group, Inc.	203,900	7,907
Molson Coors Brewing Co., Class B	164,200	6,504

		21,278

Capital Markets—1.9%
Ameriprise Financial, Inc.	146,600	5,770
Raymond James Financial, Inc.	249,700	6,482

		12,252

Chemicals—4.6%
Agrium, Inc.	99,200	6,612
CF Industries Holdings, Inc.	48,926	6,037
Eastman Chemical Co.	80,100	5,489
FMC Corp.	93,200	6,446
Huntsman Corp.	572,900	5,540

		30,124

Commercial Banks—1.0%
Banco de Chile ADR	97,095	6,782

Commercial Services & Supplies—2.1%
Pitney Bowes, Inc.	328,000	6,167
Waste Management, Inc.	230,900	7,518

		13,685

Communications Equipment—0.9%
Harris Corp.	175,000	5,980

Construction & Engineering—0.8%
KBR, Inc.	219,800	5,194

Consumer Finance—1.1%
Discover Financial Services	308,600	7,079

Containers & Packaging—2.0%
Ball Corp.	202,100	6,269
Rexam PLC ADR	280,100	6,700

		12,969

Diversified Financial Services—0.8%
NYSE Euronext	226,500	5,264

	Shares	Value* (000s)
Electric Utilities—2.4%
American Electric Power Co., Inc.	211,500	$8,041
CPFL Energia S.A. ADR	339,000	7,509

		15,550

Electronic Equipment, Instruments & Components—2.1%
Jabil Circuit, Inc.	382,500	6,804
TE Connectivity Ltd.	245,300	6,903

		13,707

Energy Equipment & Services—2.7%
Diamond Offshore Drilling, Inc.	115,000	6,295
Ensco PLC ADR	155,700	6,295
RPC, Inc.	288,700	4,712

		17,302

Food & Staples Retailing—1.0%
Delhaize Group S.A. ADR	106,500	6,224

Food Products—4.3%
Archer-Daniels-Midland Co.	255,700	6,344
Campbell Soup Co.	212,300	6,872
ConAgra Foods, Inc.	307,800	7,455
Tyson Foods, Inc., Class A	413,300	7,175

		27,846

Health Care Equipment & Supplies—2.2%
C.R. Bard, Inc.	86,200	7,546
Smith & Nephew PLC ADR	152,600	6,820

		14,366

Health Care Providers & Services—4.7%
AmerisourceBergen Corp.	222,300	8,285
CIGNA Corp.	179,300	7,520
McKesson Corp.	109,600	7,968
Quest Diagnostics, Inc.	131,300	6,481

		30,254

Hotels, Restaurants & Leisure—1.0%
Darden Restaurants, Inc.	153,900	6,579

Household Durables—1.7%
Garmin Ltd.	207,100	6,580
Whirlpool Corp.	92,800	4,631

		11,211

Household Products—1.1%
Clorox Co.	110,400	7,323

Industrial Conglomerates—1.0%
Seaboard Corp.	3,588	6,466

Insurance—6.2%
AON Corp.	159,700	6,704
HCC Insurance Holdings, Inc.	251,100	6,792
Loews Corp.	217,300	7,508
Reinsurance Group of America, Inc.	133,900	6,153

Schedule of Investments

NFJ Renaissance

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Unum Group	314,300	$6,588
Willis Group Holdings PLC	192,000	6,599

		40,344

Leisure Equipment & Products—1.1%
Mattel, Inc.	270,100	6,993

Machinery—2.5%
Flowserve Corp.	70,900	5,246
Joy Global, Inc.	82,300	5,134
Parker Hannifin Corp.	93,500	5,903

		16,283

Media—3.2%
McGraw-Hill Cos., Inc.	173,900	7,130
Omnicom Group, Inc.	169,900	6,259
Pearson PLC ADR	411,800	7,211

		20,600

Metals & Mining—8.4%
Agnico-Eagle Mines Ltd.	104,379	6,213
Cliffs Natural Resources, Inc.	90,900	4,651
Compass Minerals International, Inc.	94,400	6,304
Franco-Nevada Corp.	201,512	7,290
Gold Resource Corp.	363,100	6,046
HudBay Minerals, Inc.	562,207	5,242
Inmet Mining Corp.	126,867	5,375
Pan American Silver Corp.	225,300	6,031
Yamana Gold, Inc.	535,000	7,308

		54,460

Multiline Retail—1.0%
Kohl’s Corp.	130,300	6,398

Multi-Utilities—4.8%
Alliant Energy Corp.	199,200	7,705
Ameren Corp.	266,100	7,922
CMS Energy Corp.	404,100	7,997
Sempra Energy	141,400	7,282

		30,906

Oil, Gas & Consumable Fuels—9.7%
Alliance Resource Partners L.P.	116,800	7,658
Cimarex Energy Co.	79,300	4,417
El Paso Corp.	371,800	6,499
Energen Corp.	143,000	5,847
EXCO Resources, Inc.	417,000	4,470
Linn Energy LLC, UNIT	228,700	8,155
Murphy Oil Corp.	152,100	6,717
Nexen, Inc.	378,000	5,855
Sunoco Logistics Partners L.P.	83,600	7,398
Valero Energy Corp.	319,700	5,684

		62,700

Paper & Forest Products—1.0%
International Paper Co.	275,600	6,407

	Shares	Value* (000s)
Real Estate Investment Trust—1.0%
Liberty Property Trust	216,900	$6,314

Road & Rail—1.9%
Canadian Pacific Railway Ltd.	136,700	6,574
CSX Corp.	316,200	5,903

		12,477

Semiconductors & Semiconductor Equipment—2.3%
KLA-Tencor Corp.	193,800	7,419
Linear Technology Corp.	260,300	7,197

		14,616

Software—1.0%
CA, Inc.	321,700	6,244

Specialty Retail—2.1%
Gap, Inc.	376,600	6,116
TJX Cos., Inc.	130,500	7,239

		13,355

Textiles, Apparel & Luxury Goods—1.0%
V.F. Corp.	52,900	6,428

Tobacco—2.4%
Lorillard, Inc.	70,900	7,849
Reynolds American, Inc.	209,900	7,867

		15,716

Wireless Telecommunication Services—0.9%
SK Telecom Co., Ltd. ADR	433,600	6,101

Total Common Stock (cost—$631,289)		632,230

MUTUAL FUNDS—0.9%

Central Fund of Canada Ltd., Class A (cost—$6,719)	297,500	6,155

	Principal Amount (000s)
Repurchase Agreements—0.9%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $5,633; collateralized by U.S. Treasury Notes, 1.875%, due 2/28/14, valued at $5,748 including accrued interest (cost—$5,633)	$5,633	5,633

Schedule of Investments

NFJ Renaissance

September 30, 2011 (unaudited)

Value* (000s)
Total Investments (cost—$643,641)—99.3%	$644,018

Other assets less liabilities—0.7%	4,234

Net Assets—100.0%	$648,252

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Small-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.4%

Aerospace & Defense—3.9%
Alliant Techsystems, Inc.	1,204,000	$65,630
Cubic Corp.	560,479	21,898
Curtiss-Wright Corp.	1,908,000	55,008
Elbit Systems Ltd.	303,800	12,061
Triumph Group, Inc.	1,863,900	90,846

		245,443

Airlines—0.1%
Skywest, Inc.	392,400	4,516

Beverages—0.8%
Cia Cervecerias Unidas S.A. ADR	490,600	25,340
Embotelladora Andina S.A. ADR, Class B	900,100	22,052

		47,392

Capital Markets—0.9%
Raymond James Financial, Inc.	2,109,100	54,752

Chemicals—7.0%
A. Schulman, Inc.	1,151,887	19,571
Cabot Corp.	2,181,000	54,045
Innophos Holdings, Inc.	1,043,900	41,620
International Flavors & Fragrances, Inc.	1,120,700	63,006
Methanex Corp.	2,093,000	43,618
NewMarket Corp.	306,800	46,594
Quaker Chemical Corp.	565,622	14,661
Scotts Miracle-Gro Co., Class A	1,580,300	70,481
Sensient Technologies Corp.	2,007,100	65,331
Stepan Co.	225,908	15,176

		434,103

Commercial Banks—3.7%
Bank of Hawaii Corp.	1,572,500	57,239
Cullen/Frost Bankers, Inc.	1,341,700	61,530
Prosperity Bancshares, Inc.	1,526,100	49,873
Trustmark Corp. (a)	3,349,500	60,794

		229,436

Commercial Services & Supplies—1.2%
Brink’s Co.	2,258,500	52,646
Ennis, Inc.	325,181	4,247
Unifirst Corp.	457,200	20,706

		77,599

Computers & Peripherals—1.0%
Diebold, Inc.	2,199,600	60,511

Construction & Engineering—1.0%
Great Lakes Dredge & Dock Corp.	2,262,000	9,206
KBR, Inc.	2,325,900	54,961

		64,167

	Shares	Value* (000s)
Consumer Finance—1.7%
Advance America Cash Advance Centers, Inc.	2,771,900	$20,401
Cash America International, Inc. (a)	1,633,100	83,550

		103,951

Containers & Packaging—3.3%
Bemis Co., Inc.	2,556,600	74,934
Rock-Tenn Co., Class A	1,289,100	62,753
Sonoco Products Co.	2,394,650	67,601

		205,288

Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,421,400	26,154

Electric Utilities—2.4%
Cleco Corp.	745,299	25,444
Great Plains Energy, Inc.	1,831,800	35,354
Portland General Electric Co.	937,900	22,219
Westar Energy, Inc.	2,479,600	65,511

		148,528

Electrical Equipment—0.8%
Belden, Inc.	2,000,900	51,603

Electronic Equipment, Instruments & Components—1.3%
AVX Corp.	1,472,400	17,477
Jabil Circuit, Inc.	3,720,400	66,186

		83,663

Energy Equipment & Services—2.7%
Bristow Group, Inc.	945,000	40,097
Patterson-UTI Energy, Inc.	3,551,400	61,581
Tidewater, Inc.	1,542,000	64,841

		166,519

Food & Staples Retailing—3.1%
Andersons, Inc. (a)	1,084,012	36,488
Casey’s General Stores, Inc.	1,817,124	79,317
Ruddick Corp.	1,627,100	63,441
Weis Markets, Inc.	310,600	11,511

		190,757

Food Products—2.1%
Cal-Maine Foods, Inc. (a)	1,242,100	39,039
Corn Products International, Inc.	1,913,000	75,066
Fresh Del Monte Produce, Inc.	731,700	16,976

		131,081

Gas Utilities—4.5%
AGL Resources, Inc.	1,623,600	66,145
Amerigas Partners L.P.	411,600	18,106
Atmos Energy Corp.	2,022,600	65,633
Southwest Gas Corp.	837,400	30,289
Suburban Propane Partners L.P.	801,800	37,212
UGI Corp.	2,450,400	64,372

		281,757

Schedule of Investments

NFJ Small-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Health Care Equipment & Supplies—5.0%
Cooper Cos., Inc.	1,125,800	$89,107
Invacare Corp.	1,531,900	35,295
STERIS Corp.	2,246,100	65,744
Teleflex, Inc.	1,318,900	70,917
West Pharmaceutical Services, Inc.	1,414,100	52,463

		313,526

Health Care Providers & Services—1.4%
Ensign Group, Inc.	763,600	17,647
Owens & Minor, Inc.	2,361,800	67,264

		84,911

Hotels, Restaurants & Leisure—1.0%
Bob Evans Farms, Inc.	896,939	25,581
Dover Downs Gaming & Entertainment, Inc.	660,600	1,486
International Speedway Corp., Class A (a)	1,487,985	33,986

		61,053

Household Products—0.2%
WD-40 Co.	325,896	12,984

Industrial Conglomerates—0.1%
Standex International Corp.	292,774	9,114

Insurance—3.4%
American Equity Investment Life Holding Co.	1,613,300	14,116
American Financial Group, Inc.	2,334,100	72,520
Delphi Financial Group, Inc., Class A	2,345,900	50,484
Infinity Property & Casualty Corp.	370,500	19,444
Montpelier Re Holdings Ltd.	684,278	12,098
RLI Corp.	696,000	44,252

		212,914

Leisure Equipment & Products—0.4%
Sturm Ruger & Co., Inc.	873,700	22,699

Life Sciences Tools & Services—0.9%
PerkinElmer, Inc.	3,003,572	57,699

Machinery—4.7%
Albany International Corp., Class A	437,145	7,978
Barnes Group, Inc.	2,244,700	43,210
Cascade Corp.	258,068	8,617
Crane Co.	1,745,100	62,283
Harsco Corp.	1,803,900	34,978
Kennametal, Inc.	1,993,200	65,257
Valmont Industries, Inc.	907,300	70,715

		293,038

	Shares	Value* (000s)
Media—2.1%
Cinemark Holdings, Inc.	3,720,200	$70,237
Meredith Corp. (a)	2,812,300	63,671

		133,908

Metals & Mining—6.1%
AMCOL International Corp.	608,900	14,608
Compass Minerals International, Inc.	1,025,100	68,456
Gold Resource Corp.	2,424,606	40,370
HudBay Minerals, Inc.	5,966,179	55,625
IAMGOLD Corp.	4,449,400	88,009
Royal Gold, Inc.	1,381,455	88,496
Steel Dynamics, Inc.	2,406,800	23,875

		379,439

Multi-Utilities—2.4%
Avista Corp.	1,669,900	39,827
OGE Energy Corp.	1,479,500	70,705
Vectren Corp.	1,564,200	42,359

		152,891

Oil, Gas & Consumable Fuels—14.9%
Alliance Resource Partners L.P.	542,700	35,579
Berry Petroleum Co., Class A	1,915,900	67,785
Buckeye Partners L.P.	1,005,100	62,829
Cimarex Energy Co.	1,031,000	57,427
El Paso Pipeline Partners L.P.	552,400	19,594
Energen Corp.	1,504,100	61,503
EXCO Resources, Inc.	4,507,700	48,323
HollyFrontier Corp.	2,790,400	73,164
Knightsbridge Tankers Ltd.	403,300	6,675
Linn Energy LLC, UNIT	2,549,700	90,922
Magellan Midstream Partners L.P.	1,399,700	84,542
Pioneer Southwest Energy Partners L.P.	570,000	13,777
Ship Finance International Ltd.	1,677,800	21,811
Southern Union Co.	1,553,800	63,038
Sunoco Logistics Partners L.P.	514,290	45,509
TC Pipelines L.P.	548,400	24,042
Transmontaigne Partners L.P.	451,000	14,851
W&T Offshore, Inc.	3,175,400	43,693
World Fuel Services Corp.	2,811,300	91,789

		926,853

Paper & Forest Products—0.2%
Neenah Paper, Inc.	733,813	10,405

Real Estate Investment Trust—4.1%
CommonWealth	1,198,050	22,727
CreXus Investment Corp.	837,800	7,440
Equity One, Inc.	1,832,500	29,063
Franklin Street Properties Corp.	2,928,300	33,119
Healthcare Realty Trust, Inc.	2,433,800	41,010

Schedule of Investments

NFJ Small-Cap Value

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Omega Healthcare Investors, Inc.	3,448,300	$54,931
PS Business Parks, Inc.	725,000	35,917
Sovran Self Storage, Inc.	874,900	32,520

		256,727

Semiconductors & Semiconductor Equipment—0.5%
Himax Technologies, Inc. ADR	2,163,100	2,401
Micrel, Inc.	2,812,200	26,632

		29,033

Specialty Retail—3.4%
Aaron’s, Inc.	2,715,700	68,571
Buckle, Inc.	2,077,400	79,897
Group 1 Automotive, Inc. (a)	1,715,500	60,986

		209,454

Textiles, Apparel & Luxury Goods—1.2%
Wolverine World Wide, Inc.	2,177,300	72,395

Tobacco—0.9%
Universal Corp. (a)	1,619,500	58,075

Trading Companies & Distributors—0.2%
Applied Industrial Tech, Inc.	511,200	13,884

Wireless Telecommunication Services—0.4%
Cellcom Israel Ltd.	1,173,800	24,521

Total Common Stock (cost—$5,313,095)		5,942,743

MUTUAL FUNDS—0.9%
Central Fund of Canada Ltd., Class A (cost—$35,007)	2,848,100	58,927

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—4.4%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $272,919; collateralized by Fannie Mae, 0.50%, due 9/26/13, valued at $11,093 including accrued interest and U.S. Treasury Notes, 0.75%—3.125%, due 8/31/13—9/15/13, valued at $267,285 including accrued interest (cost—$272,919)	$272,919	$272,919

Total Investments (cost—$5,621,021)—100.7%		6,274,589

Liabilities in excess of other assets—(0.7)%		(45,738)

Net Assets—100.0%		$6,228,851

Notes to Schedule of Investments:

(a)	Affiliated issuer.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Disciplined International Equity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%

Canada—0.9%
Pacific Rubiales Energy Corp.	12,000	$254

China—0.9%
CNOOC Ltd.	161,000	258

Czech Republic—1.0%
CEZ AS	7,900	303

Finland—0.9%
Kemira Oyj	25,000	274

France—6.8%
Compagnie Generale des Etablissements Michelin, Class B	5,500	329
Danone	13,600	836
Total S.A.	19,300	851

		2,016

Germany—9.1%
Aixtron SE	17,500	254
Bayer AG	12,294	679
Metro AG	7,500	318
SAP AG	13,804	702
Siemens AG	8,175	736

		2,689

India—1.3%
ICICI Bank Ltd.	20,800	367

Indonesia—2.3%
Perusahaan Gas Negara PT	1,000,000	300
Tambang Batubara Bukit Asam Tbk PT	200,000	378

		678

Italy—3.1%
DiaSorin SpA	7,000	259
Mediolanum SpA	100,000	363
Saipem SpA	8,600	302

		924

Japan—12.6%
Benesse Holdings, Inc.	11,500	509
KDDI Corp.	89	613
Komatsu Ltd.	19,000	410
Kuraray Co., Ltd.	56,000	764
SMC Corp.	3,500	511
Sumitomo Mitsui Financial Group, Inc.	18,700	527
Yahoo! Japan Corp.	1,270	394

		3,728

Korea (Republic of)—2.2%
Kia Motors Corp.	4,060	242

	Shares	Value* (000s)
KT Corp.	13,000	$392

		634

Netherlands—7.3%
ASML Holding NV	13,700	474
ING Groep NV Dutch Certificate (b)	47,000	331
Koninklijke KPN NV	35,600	469
Unilever NV Dutch Certificate	27,800	880

		2,154

Singapore—1.8%
SembCorp Industries Ltd.	200,000	516

South Africa—2.3%
MTN Group Ltd.	22,000	360
Sasol Ltd.	8,000	328

		688

Spain—2.7%
Banco Bilbao Vizcaya Argentaria S.A. (b)	40,288	334
Telefonica S.A.	24,000	460

		794

Sweden—3.0%
Elekta AB, Class B	8,800	331
Hennes & Mauritz AB, Class B	18,200	545

		876

Switzerland—6.0%
Actelion Ltd. (b)	8,500	282
Novartis AG	17,200	961
UBS AG (b)	46,500	532

		1,775

Taiwan—1.0%
HTC Corp.	13,650	300

United Kingdom—32.0%
Anglo American PLC	29,100	1,001
BAE Systems PLC	138,000	570
Compass Group PLC	67,000	541
ICAP PLC	106,000	676
Inmarsat PLC	80,000	609
Kingfisher PLC	120,000	461
Meggitt PLC	121,000	626
Premier Oil PLC (b)	41,000	220
Prudential PLC	63,000	541
Reckitt Benckiser Group PLC	17,125	868
Rio Tinto PLC	20,300	900
Serco Group PLC	62,600	495
Shire PLC	23,574	735
Smith & Nephew PLC	45,000	405
Standard Chartered PLC	27,000	539
Vodafone Group PLC	98,097	253

		9,440

Total Common Stock (cost—$32,727)		28,668

Schedule of Investments

RCM Disciplined International Equity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
RIGHTS—0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A. (b) (cost—$5)	40,288	$6

	Principal Amount (000s)
Repurchase Agreements—2.5%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $743; collateralized by Federal Home Loan Bank, 1.50%, due 1/16/13, valued at $758 including accrued interest (cost—$743)	$743	743

Total Investments (cost—$33,475) (a)—99.7%		29,417

Other assets less liabilities—0.3%		86

Net Assets—100.0%		$29,503

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $28,080 representing 95.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

RCM Global Commodity Equity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%

Australia—4.2%
BHP Billiton Ltd.	28,051	$929
Iluka Resources Ltd.	26,938	315
Newcrest Mining Ltd.	14,900	491

		1,735

Austria—1.1%
Andritz AG	5,644	460

Brazil—4.3%
BRF - Brasil Foods S.A. ADR	38,100	668
Cosan S.A. Industria e Comercio	46,500	593
Vale S.A. ADR	22,185	506

		1,767

Canada—7.5%
Agrium, Inc.	5,520	368
Barrick Gold Corp.	10,200	478
Goldcorp, Inc.	10,900	500
Potash Corp. of Saskatchewan, Inc.	28,535	1,233
Suncor Energy, Inc.	19,294	493

		3,072

Chile—1.5%
Sociedad Quimica y Minera de Chile S.A. ADR	12,900	617

China—1.8%
Beijing Enterprises Holdings Ltd.	82,000	412
China Merchants Holdings International Co., Ltd.	116,000	312

		724

France—2.4%
Bureau Veritas S.A.	5,475	394
Schneider Electric S.A.	5,190	278
Technip S.A.	3,710	297

		969

Germany—2.2%
BASF SE	6,950	424
K&S AG	9,330	488

		912

Hong Kong—1.9%
China Communications Construction Co., Ltd.	523,000	340
CNOOC Ltd.	270,000	433

		773

Israel—1.3%
Israel Chemicals Ltd.	48,300	550

Italy—0.7%
Saipem SpA	8,180	287

	Shares	Value* (000s)
Japan—3.2%
Fanuc Corp.	2,400	$331
Kawasaki Heavy Industries Ltd.	108,000	276
Mitsui & Co., Ltd.	20,800	301
SMC Corp.	2,800	409

		1,317

Korea (Republic of)—0.9%
POSCO ADR	4,965	377

Malaysia—2.4%
Genting Plantations Bhd.	135,600	295
Kuala Lumpur Kepong Bhd.	103,800	682

		977

Portugal—0.8%
Galp Energia SGPS S.A., Class B	17,880	327

South Africa—0.9%
Impala Platinum Holdings Ltd.	19,000	384

Spain—0.8%
Ferrovial S.A.	27,720	316

United Kingdom—15.8%
Babcock International Group PLC	37,310	380
BG Group PLC	34,350	658
BP PLC	170,100	1,020
Ensco PLC ADR	14,500	586
G4S PLC	89,450	370
Rio Tinto PLC	21,300	945
Royal Dutch Shell PLC, Class A	47,400	1,465
Smiths Group PLC	19,895	307
Xstrata PLC	59,740	754

		6,485

United States—45.1%
AGCO Corp. (b)	17,325	599
Air Products & Chemicals, Inc.	6,050	462
Anadarko Petroleum Corp.	10,930	689
Brigham Exploration Co. (b)	16,700	422
Cabot Oil & Gas Corp.	6,430	398
Cameron International Corp. (b)	12,300	511
CF Industries Holdings, Inc.	3,010	371
Chevron Corp.	12,700	1,175
Consol Energy, Inc.	16,105	546
Corn Products International, Inc.	13,260	520
CSX Corp.	22,300	416
Darling International, Inc. (b)	37,480	472
Ecolab, Inc.	8,500	416
Energy XXI Bermuda Ltd. (b)	18,500	397
Exxon Mobil Corp.	21,100	1,532

Schedule of Investments

RCM Global Commodity Equity

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Flowserve Corp.	5,790	$429
Freeport-McMoRan Copper & Gold, Inc.	11,600	353
Joy Global, Inc.	5,920	369
Marathon Oil Corp.	24,100	520
Marathon Petroleum Corp.	13,485	365
Monsanto Co.	20,100	1,207
Mosaic Co.	17,000	832
National-Oilwell Varco, Inc.	11,505	589
Newmont Mining Corp.	7,600	478
Pioneer Natural Resources Co.	4,600	303
Precision Castparts Corp.	2,730	424
Range Resources Corp.	8,800	514
Rowan Cos., Inc. (b)	17,545	530
Schlumberger Ltd.	17,125	1,023
Smithfield Foods, Inc. (b)	31,695	618
Southwestern Energy Co. (b)	18,965	632
Union Pacific Corp.	5,390	440

		18,552

Total Common Stock (cost—$47,516)		40,601

	Principal Amount (000s)
Repurchase Agreements—0.5%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $218; collateralized by Freddie Mac, 0.60%, due 8/23/13, valued at $225 including accrued interest (cost—$218)	$218	218

Total Investments (cost—$47,734) (a)—99.3%		40,819

Other assets less liabilities—0.7%		271

Net Assets—100.0%		$41,090

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $15,630, representing 38.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Other Investments:

Forward foreign currency contracts outstanding at September 30, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2011	Unrealized Appreciation
Sold:
1,002,399 South African Rand settling 10/4/11	Bank of New York Mellon	$128,182	$124,144	$4,039

Schedule of Investments

RCM Global Small-Cap

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%

Austria—0.8%
Conwert Immobilien Invest SE	21,935	$264
Schoeller-Bleckmann Oilfield Equipment AG	4,730	322

		586

Canada—0.7%
MDC Partners, Inc., Class A	34,705	501

China—1.1%
Beijing Jingkelong Co., Ltd.	226,000	202
Changyou.com Ltd. ADR (b)	10,382	263
China Everbright International Ltd.	1,373,000	319

		784

Denmark—1.1%
Christian Hansen Holding A/S	18,190	377
SimCorp A/S	2,670	383

		760

Finland—1.0%
Citycon Oyj	91,200	316
Vacon PLC	8,560	397

		713

France—1.6%
Orpea	8,500	343
Sartorius Stedim Biotech	6,885	416
Virbac S.A.	2,145	348

		1,107

Germany—3.1%
Aareal Bank AG (b)	18,340	283
Bechtle AG	8,220	274
Delticom AG	5,700	492
Dialog Semiconductor PLC (b)	17,490	296
Pfeiffer Vacuum Technology AG	4,600	404
Wirecard AG	30,665	469

		2,218

Hong Kong—1.3%
Dah Chong Hong Holdings Ltd.	311,000	318
Great Eagle Holdings Ltd.	96,000	207
Oriental Watch Holdings	588,000	277
TCL Communication Technology Holdings Ltd.	276,000	114

		916

Ireland—1.0%
Paddy Power PLC	14,160	735

Italy—0.6%
Yoox SpA (b)	35,375	454

	Shares	Value* (000s)
Japan—10.5%
Aozora Bank Ltd.	171,000	$394
Credit Saison Co., Ltd.	21,200	409
Cyber Agent, Inc.	72	192
Makino Milling Machine Co., Ltd.	48,000	282
Maruwa Co. Ltd.	17,200	730
Message Co., Ltd.	137	475
Nissin Electric Co., Ltd.	33,000	247
Panasonic Electric Works SUNX Co., Ltd.	56,300	341
Penta-Ocean Construction Co., Ltd.	156,500	453
Rohto Pharmaceutical Co., Ltd.	35,000	457
St Marc Holdings Co., Ltd.	11,900	476
Sundrug Co., Ltd.	15,900	500
Taiheiyo Cement Corp.	242,000	439
Tatsuta Electric Wire and Cable Co., Ltd.	111,000	564
Tsumura & Co.	17,900	571
Unipres Corp.	24,100	651
U-Shin Ltd.	36,600	297

		7,478

Korea (Republic of)—1.4%
Fila Korea Ltd.	7,745	463
Hyundai Department Store Co., Ltd.	2,750	385
Korea Petrochemical Ind Co., Ltd.	1,530	104

		952

Netherlands—1.0%
Imtech NV	15,120	425
Nutreco NV	4,880	305

		730

Norway—1.6%
Prosafe SE	57,735	374
Schibsted ASA	21,545	461
TGS Nopec Geophysical Co. ASA	15,680	291

		1,126

Philippines—0.7%
Alliance Global Group, Inc.	2,168,000	458

Spain—0.3%
Grupo Catalana Occidente S.A.	11,460	188

Sweden—3.3%
Axis Communications AB	20,715	338
Betsson AB (b)	17,604	329
Elekta AB, Class B	13,860	521
Hufvudstaden AB, Ser. A	39,295	379
Nibe Industrier AB, Class B	32,810	471
Wallenstam AB, Ser. B	32,600	296

		2,334

Switzerland—2.0%
Aryzta AG	4,800	203

Schedule of Investments

RCM Global Small-Cap

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Dufry Group AG (b)	5,545	$485
Interroll Holding AG (b)	1,450	463
Swissquote Group Holding S.A.	7,305	299

		1,450

Taiwan—1.1%
Catcher Technology Co., Ltd.	74,000	424
Far Eastern Department Stores Co., Ltd.	255,460	332

		756

United Kingdom—5.2%
Abcam PLC	45,260	256
Aveva Group PLC	12,155	265
Croda International PLC	20,790	530
Domino’s Pizza UK & IRL PLC	49,465	341
Hikma Pharmaceuticals PLC	47,130	417
Homeserve PLC	68,950	492
Restaurant Group PLC	121,395	518
Rotork PLC	19,455	468
Spirax-Sarco Engineering PLC	14,755	410

		3,697

United States—57.4%
Actuant Corp., Class A	24,500	484
Anthera Pharmaceuticals, Inc. (b)	44,560	213
Ardea Biosciences, Inc. (b)	18,730	293
Ariba, Inc. (b)	25,445	705
Aspen Technology, Inc. (b)	50,975	778
Atwood Oceanics, Inc. (b)	10,230	351
BE Aerospace, Inc. (b)	18,785	622
BroadSoft, Inc. (b)	15,565	472
Calix, Inc. (b)	52,905	413
Caribou Coffee Co., Inc. (b)	38,310	453
Carpenter Technology Corp.	13,685	614
Cavium, Inc. (b)	17,740	479
Centene Corp. (b)	17,160	492
Cepheid, Inc. (b)	19,435	755
Chart Industries, Inc. (b)	15,130	638
Cheesecake Factory, Inc. (b)	19,730	486
Cogent Communications Group, Inc. (b)	45,425	611
Colonial Properties Trust, REIT	21,395	389
Commvault Systems, Inc. (b)	17,330	642
Cooper Cos., Inc.	10,120	801
Cypress Semiconductor Corp. (b)	28,050	420
Diamond Foods, Inc.	8,630	689
Dril-Quip, Inc. (b)	13,030	702
Endologix, Inc. (b)	53,970	542
Energy XXI Bermuda Ltd. (b)	15,440	331
ExamWorks Group, Inc. (b)	50,465	514
Express, Inc.	33,245	675
Fairchild Semiconductor International, Inc. (b)	33,880	366

	Shares	Value* (000s)
Finisar Corp. (b)	35,055	$615
Fortress Investment Group LLC, Class A (b)	119,985	361
Fusion-io, Inc. (b)	16,395	312
Genesee & Wyoming, Inc., Class A (b)	11,955	556
G-III Apparel Group Ltd. (b)	19,480	445
Globe Specialty Metals, Inc.	33,800	491
Glu Mobile, Inc. (b)	127,020	268
Gulfport Energy Corp. (b)	21,135	511
Health Management Associates, Inc., Class A (b)	51,550	357
HMS Holdings Corp. (b)	27,465	670
Iberiabank Corp.	7,695	362
Insulet Corp. (b)	35,675	544
IPC The Hospitalist Co., Inc. (b)	15,840	565
Ironwood Pharmaceuticals, Inc. (b)	27,445	296
Key Energy Services, Inc. (b)	44,940	426
Koppers Holdings, Inc.	12,875	330
Lattice Semiconductor Corp. (b)	96,515	507
LivePerson, Inc. (b)	42,365	422
Magellan Health Services, Inc. (b)	9,735	470
Masimo Corp.	19,190	415
MicroStrategy, Inc., Class A (b)	5,455	622
Natus Medical, Inc. (b)	38,485	366
NewStar Financial, Inc. (b)	70,295	657
Oasis Petroleum, Inc. (b)	23,835	532
Patriot Coal Corp. (b)	32,980	279
Pharmasset, Inc. (b)	5,170	426
Polaris Industries, Inc.	10,710	535
RBC Bearings, Inc. (b)	21,065	716
Regal-Beloit Corp.	8,995	408
Roadrunner Transportation Systems, Inc. (b)	40,735	559
Robbins & Myers, Inc.	17,295	600
Rockwood Holdings, Inc. (b)	9,385	316
Sapient Corp.	60,990	618
Seattle Genetics, Inc. (b)	16,720	319
Semtech Corp. (b)	16,175	341
Sirona Dental Systems, Inc. (b)	14,740	625
Snap-On, Inc.	9,510	422
Solera Holdings, Inc.	11,345	573
Sonic Automotive, Inc., Class A	32,925	355
Steven Madden Ltd. (b)	19,297	581
Stifel Financial Corp. (b)	13,095	348
Taleo Corp., Class A (b)	21,165	544
Titan International, Inc.	27,830	417
TiVo, Inc. (b)	45,070	421
Tower International, Inc. (b)	42,051	434
Tractor Supply Co.	8,710	545

Schedule of Investments

RCM Global Small-Cap

September 30, 2011 (unaudited)

	Shares	Value* (000s)
TreeHouse Foods, Inc. (b)	9,890	$612
TriQuint Semiconductor, Inc. (b)	83,420	419
Ultimate Software Group, Inc. (b)	10,130	473
Vera Bradley, Inc. (b)	16,020	578
Vitamin Shoppe, Inc. (b)	14,815	555
Volcano Corp. (b)	15,780	468
WABCO Holdings, Inc. (b)	8,780	332
Warnaco Group, Inc. (b)	11,205	516
Western Alliance Bancorp (b)	72,370	397

		40,762

Total Common Stock (cost—$70,503)		68,705

	Principal Amount (000s)
Repurchase Agreements—4.0%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $2,830; collateralized by Fannie Mae, 0.50%, due 9/26/13, valued at $2,889 including accrued interest (cost—$2,830)	$2,830	2,830

Total Investments (cost—$73,333) (a)—100.8%		71,535

Liabilities in excess of other assets—(0.8)%		(556)

Net Assets—100.0%		$70,979

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $26,404, representing 37.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Large-Cap Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%

Aerospace & Defense—5.3%
Precision Castparts Corp.	64,855	$10,082
United Technologies Corp.	143,995	10,132

		20,214

Auto Components—1.4%
BorgWarner, Inc. (a)	84,920	5,140

Automobiles—1.5%
Harley-Davidson, Inc.	163,597	5,616

Beverages—2.8%
Coca-Cola Co.	154,410	10,432

Chemicals—1.9%
Potash Corp. of Saskatchewan, Inc.	167,625	7,245

Commercial Banks—1.2%
Wells Fargo & Co.	190,357	4,591

Communications Equipment—2.1%
QUALCOMM, Inc.	166,571	8,100

Computers & Peripherals—11.7%
Apple, Inc. (a)	79,260	30,212
EMC Corp. (a)	435,236	9,136
NetApp, Inc. (a)	142,147	4,824

		44,172

Consumer Finance—0.8%
American Express Co.	64,568	2,899

Diversified Financial Services—0.4%
JPMorgan Chase & Co.	54,695	1,647

Electrical Equipment—1.4%
Rockwell Automation, Inc.	94,065	5,268

Energy Equipment & Services—6.7%
Cameron International Corp. (a)	162,445	6,748
National-Oilwell Varco, Inc.	121,480	6,222
Schlumberger Ltd.	207,692	12,406

		25,376

Financial Services—2.1%
Visa, Inc., Class A	94,905	8,135

Food & Staples Retailing—3.0%
Costco Wholesale Corp.	72,900	5,986
Walgreen Co.	168,560	5,544

		11,530

	Shares	Value* (000s)
Food Products—1.6%
Hershey Co.	102,115	$6,049

Health Care Providers & Services—5.7%
Cardinal Health, Inc.	197,370	8,266
Express Scripts, Inc. (a)	78,500	2,910
Henry Schein, Inc. (a)	71,740	4,449
UnitedHealth Group, Inc.	132,400	6,106

		21,731

Hotels, Restaurants & Leisure—5.2%
McDonald’s Corp.	103,135	9,058
Starbucks Corp.	156,075	5,820
Starwood Hotels & Resorts Worldwide, Inc.	126,435	4,908

		19,786

Household Products—1.2%
Procter & Gamble Co.	71,720	4,531

Insurance—0.9%
Aflac, Inc.	98,925	3,457

Internet & Catalog Retail—2.4%
Amazon.com, Inc. (a)	41,625	9,001

Internet Software & Services—4.5%
Akamai Technologies, Inc. (a)	137,500	2,734
Google, Inc., Class A (a)	27,535	14,163

		16,897

IT Services—2.4%
Accenture PLC, Class A	171,580	9,039

Machinery—5.5%
Deere & Co.	58,050	3,748
Eaton Corp.	178,475	6,336
Flowserve Corp.	69,700	5,158
Joy Global, Inc.	91,559	5,711

		20,953

Media—2.4%
CBS Corp., Class B	255,050	5,198
Time Warner, Inc.	129,415	3,879

		9,077

Metals & Mining—2.6%
Allegheny Technologies, Inc.	129,930	4,806
Freeport-McMoRan Copper & Gold, Inc.	168,465	5,130

		9,936

Oil, Gas & Consumable Fuels—3.9%
Occidental Petroleum Corp.	92,215	6,593
Peabody Energy Corp.	137,045	4,643
Suncor Energy, Inc.	140,780	3,582

		14,818

Schedule of Investments

RCM Large-Cap Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—4.5%
Allergan, Inc.	122,855	$10,121
Watson Pharmaceuticals, Inc. (a)	102,725	7,011

		17,132

Road & Rail—2.2%
Union Pacific Corp.	100,265	8,189

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	340,420	7,261
Microchip Technology, Inc.	240,665	7,487

		14,748

Software—4.7%
Oracle Corp.	419,510	12,057
Salesforce.com, Inc. (a)	48,668	5,562

		17,619

Textiles, Apparel & Luxury Goods—1.7%
Nike, Inc., Class B	73,440	6,280

Total Common Stock (cost—$361,221)		369,608

	Principal Amount (000s)
Repurchase Agreements—2.1%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $7,916; collateralized by Freddie Mac, 0.50-0.60%, due 8/23/13, valued at $8,076 including accrued interest (cost—$7,916)	$7,916	7,916

Total Investments (cost—$369,137)—99.7%		377,524

Other assets less liabilities—0.3%		1,080

Net Assets—100.0%		$378,604

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Mid-Cap

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%

Aerospace & Defense—2.2%
BE Aerospace, Inc. (a)	21,305	$706
Goodrich Corp.	5,165	623

		1,329

Auto Components—1.9%
BorgWarner, Inc. (a)	18,865	1,142

Automobiles—1.8%
Harley-Davidson, Inc.	32,195	1,105

Beverages—1.0%
Coca-Cola Enterprises, Inc.	25,880	644

Biotechnology—2.2%
Human Genome Sciences, Inc. (a)	32,850	417
Ironwood Pharmaceuticals, Inc. (a)	40,397	436
Pharmasset, Inc. (a)	6,115	504

		1,357

Capital Markets—1.4%
Invesco Ltd.	8,405	130
Lazard Ltd., Class A	21,775	460
T. Rowe Price Group, Inc.	2,520	120
TD Ameritrade Holding Corp.	8,505	125

		835

Chemicals—3.3%
Airgas, Inc.	10,520	671
Celanese Corp., Ser. A	12,600	410
International Flavors & Fragrances, Inc.	16,835	947

		2,028

Commercial Banks—2.0%
Fifth Third Bancorp	44,515	450
Zions Bancorporation	55,150	776

		1,226

Commercial Services & Supplies—0.7%
Republic Services, Inc.	14,436	405

Communications Equipment—2.4%
Brocade Communications Systems, Inc. (a)	238,480	1,030
Finisar Corp. (a)	25,190	442

		1,472

Computers & Peripherals—1.5%
Fusion-io, Inc. (a)	6,760	129
NetApp, Inc. (a)	22,990	780

		909

Construction & Engineering—1.5%
KBR, Inc.	37,970	897

Containers & Packaging—0.8%
Owens-Illinois, Inc. (a)	34,040	515

	Shares	Value* (000s)
Diversified Consumer Services—0.6%
DeVry, Inc.	10,720	$396

Diversified Financial Services—0.2%
NASDAQ OMX Group, Inc. (a)	5,035	116

Electrical Equipment—4.5%
AMETEK, Inc.	32,574	1,074
Cooper Industries PLC	4,785	221
Rockwell Automation, Inc.	15,985	895
Roper Industries, Inc.	8,720	601

		2,791

Electronic Equipment, Instruments & Components—0.3%
Dolby Laboratories, Inc., Class A (a)	6,185	170

Energy Equipment & Services—4.9%
Cameron International Corp. (a)	32,120	1,334
Rowan Cos., Inc. (a)	31,770	959
Weatherford International Ltd. (a)	59,035	721

		3,014

Food & Staples Retailing—0.6%
Whole Foods Market, Inc.	6,075	397

Food Products—2.0%
Hershey Co.	13,290	787
JM Smucker Co.	5,850	427

		1,214

Health Care Equipment & Supplies—5.1%
Cooper Cos., Inc.	16,805	1,330
Edwards Lifesciences Corp. (a)	6,520	465
Hologic, Inc. (a)	50,700	771
Sirona Dental Systems, Inc. (a)	13,890	589

		3,155

Health Care Providers & Services—2.5%
Centene Corp. (a)	26,030	746
DaVita, Inc. (a)	9,290	582
Magellan Health Services, Inc. (a)	3,745	181

		1,509

Health Care Technology—2.7%
Cerner Corp. (a)	16,070	1,101
SXC Health Solutions Corp. (a)	9,870	550

		1,651

Hotels, Restaurants & Leisure—3.3%
Chipotle Mexican Grill, Inc., Class A (a)	3,545	1,074
Dunkin’ Brands Group, Inc. (a)	11,690	324
Starwood Hotels & Resorts Worldwide, Inc.	15,835	614

		2,012

Schedule of Investments

RCM Mid-Cap

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Insurance—0.7%
Arch Capital Group Ltd. (a)	13,335	$436

Internet & Catalog Retail—0.6%
NetFlix, Inc. (a)	3,345	379

Internet Software & Services—1.3%
Akamai Technologies, Inc. (a)	34,685	690
LinkedIn Corp. (a)	1,185	92

		782

Leisure Equipment & Products—0.8%
Hasbro, Inc.	14,695	479

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc. (a)	32,640	1,020
Illumina, Inc. (a)	4,335	177

		1,197

Machinery—4.5%
Flowserve Corp.	3,520	260
Gardner Denver, Inc.	13,265	843
Joy Global, Inc.	12,705	793
Kennametal, Inc.	10,245	335
Navistar International Corp. (a)	17,370	558

		2,789

Media—4.2%
CBS Corp., Class B	47,560	969
Discovery Communications, Inc., Class A (a)	9,880	372
Interpublic Group of Cos., Inc.	32,235	232
McGraw-Hill Cos., Inc.	18,265	749
Scripps Networks Interactive, Inc., Class A	7,505	279

		2,601

Metals & Mining—2.3%
Carpenter Technology Corp.	17,135	769
Cliffs Natural Resources, Inc.	12,400	635

		1,404

Multiline Retail—2.5%
Dollar Tree, Inc. (a)	20,359	1,529

Oil, Gas & Consumable Fuels—5.9%
Arch Coal, Inc.	23,385	341
Brigham Exploration Co. (a)	35,545	898
Cabot Oil & Gas Corp.	8,320	515
Consol Energy, Inc.	13,215	449
Pioneer Natural Resources Co.	14,795	973
Range Resources Corp.	8,010	468

		3,644

	Shares	Value* (000s)
Pharmaceuticals—3.4%
Shire PLC ADR	9,165	$861
Watson Pharmaceuticals, Inc. (a)	18,140	1,238

		2,099

Road & Rail—1.1%
J.B. Hunt Transport Services, Inc.	18,235	659

Semiconductors & Semiconductor Equipment—7.5%
Altera Corp.	16,555	522
Analog Devices, Inc.	11,040	345
Atmel Corp. (a)	29,350	237
Avago Technologies Ltd.	20,870	684
Linear Technology Corp.	4,265	118
Marvell Technology Group Ltd. (a)	70,685	1,027
Microchip Technology, Inc.	21,105	657
Micron Technology, Inc. (a)	20,280	102
ON Semiconductor Corp. (a)	103,685	743
Skyworks Solutions, Inc. (a)	8,275	148

		4,583

Software—5.6%
Citrix Systems, Inc. (a)	10,505	572
Solera Holdings, Inc.	13,850	700
SuccessFactors, Inc. (a)	25,245	580
Symantec Corp. (a)	39,320	641
TIBCO Software, Inc. (a)	43,455	973

		3,466

Specialty Retail—3.9%
Dick’s Sporting Goods, Inc. (a)	41,260	1,380
Tractor Supply Co.	16,190	1,013

		2,393

Textiles, Apparel & Luxury Goods—2.1%
Coach, Inc.	2,290	119
Deckers Outdoor Corp. (a)	7,510	700
Ralph Lauren Corp.	1,045	135
Vera Bradley, Inc. (a)	9,565	345

		1,299

Total Common Stock (cost—$65,137)		60,028

Schedule of Investments

RCM Mid-Cap

September 30, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—2.1%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $1,277; collateralized by Freddie Mac, 0.60%, due 8/23/13, valued at $1,307 including accrued interest (cost—$1,277)	$1,277	$1,277

Total Investments (cost—$66,414)—99.8%		61,305

Other assets less liabilities—0.2%		116

Net Assets—100.0%		$61,421

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Strategic Growth

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.2%

Aerospace & Defense—6.3%
Precision Castparts Corp.	1,805	$281
United Technologies Corp.	2,590	182

		463

Auto Components—1.3%
BorgWarner, Inc. (b)	1,574	95

Beverages—0.4%
Coca-Cola Co.	435	29

Chemicals—3.5%
Potash Corp. of Saskatchewan, Inc.	5,940	257

Communications Equipment—2.4%
QUALCOMM, Inc.	3,540	172

Computers & Peripherals—14.3%
Apple, Inc. (a)(b)	1,660	633
EMC Corp. (b)	11,480	241
NetApp, Inc. (b)	4,967	168

		1,042

Energy Equipment & Services—7.2%
Cameron International Corp. (b)	5,200	216
Schlumberger Ltd. (a)	5,203	311

		527

Financial Services—2.9%
Visa, Inc., Class A	2,427	208

Health Care Providers & Services—5.9%
Cardinal Health, Inc.	5,735	240
UnitedHealth Group, Inc.	4,070	188

		428

Hotels, Restaurants & Leisure—6.7%
McDonald’s Corp.	2,252	198
Starbucks Corp.	4,385	163
Starwood Hotels & Resorts Worldwide, Inc.	3,325	129

		490

Internet & Catalog Retail—3.4%
Amazon.com, Inc. (b)	1,145	248

Internet Software & Services—3.6%
Google, Inc., Class A (b)	513	264

IT Services—3.7%
Accenture PLC, Class A	5,095	269

	Shares	Value* (000s)
Machinery—9.9%
Deere & Co.	2,210	$143
Eaton Corp.	5,660	201
Flowserve Corp.	2,235	165
Joy Global, Inc.	3,395	212

		721

Metals & Mining—1.6%
Allegheny Technologies, Inc.	3,085	114

Oil, Gas & Consumable Fuels—4.9%
Occidental Petroleum Corp.	3,025	216
Peabody Energy Corp.	4,280	145

		361

Pharmaceuticals—3.9%
Allergan, Inc.	3,475	286

Road & Rail—3.1%
Union Pacific Corp.	2,790	228

Semiconductors & Semiconductor Equipment—3.7%
Microchip Technology, Inc.	8,601	268

Software—5.2%
Oracle Corp.	6,190	178
Salesforce.com, Inc. (b)	1,795	205

		383

Textiles, Apparel & Luxury Goods—1.3%
Nike, Inc., Class B	1,149	98

Total Common Stock (cost—$7,176)		6,951

	Principal Amount (000s)
Repurchase Agreements—5.9%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $430; collateralized by Freddie Mac, 0.60%, due 8/23/13, valued at $441 including accrued interest (cost—$430)	$430	430

Schedule of Investments

RCM Strategic Growth

September 30, 2011 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—0.2%

Call Options—0.2%
Coca-Cola Co. (CBOE), strike price $72.50, expires 2/18/12 (cost—$18)	77	16

Total Investments, before options written (cost—$7,624)—101.3%		7,397

OPTIONS WRITTEN (b)—(0.3)%

Call Options—(0.1)%
Coca-Cola Co. (CBOE), strike price $80, expires 2/18/12	77	(3)
Potash Corp. of Saskatchewan, Inc. (CBOE), strike price $52.50, expires 12/17/11	20	(3)

		(6)

Put Options—(0.2)%
Coca-Cola Co. (CBOE), strike price $62.50, expires 2/18/12	77	(17)

Total Options Written (premiums received—$35)		(23)

Total Investments net of options written (cost—$7,589)—101.0%		7,374

Other liabilities in excess of other assets—(1.0)%		(70)

Net Assets—100.0%		$7,304

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

CBOE—Chicago Board Options Exchange

Other Investments:

Transactions in options written for the three months ended September 30, 2011:

	Contracts	Premiums (000s)
Options outstanding, June 30, 2011	1,826	$561
Options written	452	87
Options terminated in closing transactions	(2,029)	(601)
Options assigned	(7)	— *
Options expired	(68)	(12)

Options outstanding, September 30, 2011	174	$35

*	Amount less than $500.

Schedule of Investments

RCM Technology

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—84.1%

Automobiles—1.8%
Tesla Motors, Inc. (c)	709,165	$17,296
Toyota Motor Corp. ADR	5,400	369

		17,665

Chemicals—0.5%
Monsanto Co.	83,513	5,014
Wacker Chemie AG	100	9

		5,023

Communications Equipment—6.6%
Acme Packet, Inc. (c)	289,855	12,345
ADTRAN, Inc. (b)	790,255	20,910
Aruba Networks, Inc. (c)	200,700	4,197
Ciena Corp. (c)	100	1
Cisco Systems, Inc.	849,800	13,164
JDS Uniphase Corp. (c)	100	1
Motorola Mobility Holdings, Inc. (c)	4,452	168
Motorola Solutions, Inc.	5,088	213
Polycom, Inc. (c)	100	2
QUALCOMM, Inc.	102,510	4,985
Telefonaktiebolaget LM Ericsson, Class B	165,620	1,590
Telefonaktiebolaget LM Ericsson ADR	808,360	7,720

		65,296

Computers & Peripherals—12.3%
Apple, Inc. (b)(c)	205,815	78,452
Catcher Technology Co., Ltd.	2,463,000	14,102
EMC Corp. (b)(c)	739,000	15,512
Fusion-io, Inc. (c)	252,300	4,794
Hewlett-Packard Co.	100	2
NetApp, Inc. (c)	229,290	7,782
SanDisk Corp. (c)	20,640	833

		121,477

Construction & Engineering—1.1%
Fluor Corp.	970	45
Quanta Services, Inc. (c)	582,300	10,942

		10,987

Diversified Consumer Services—0.0%
Coinstar, Inc. (c)	9,200	368

Electrical Equipment—0.8%
EnerSys (c)	372,085	7,449
Nidec Corp.	1,000	81

		7,530

Electronic Equipment, Instruments & Components—7.6%
Amphenol Corp., Class A	263,190	10,730
E Ink Holdings, Inc.	9,462,000	19,614
Hitachi Ltd.	4,959,000	24,617

	Shares	Value* (000s)
LG Display Co., Ltd.	100	$2
LG Innotek Co., Ltd.	1,000	53
Samsung Electro-Mechanics Co., Ltd.	170	10
SFA Engineering Corp.	145,400	7,076
TPK Holding Co., Ltd. (c)	664,050	12,297
Wintek Corp.	43,866	34

		74,433

Financial Services—3.6%
MasterCard, Inc., Class A	39,500	12,527
Visa, Inc., Class A (b)	262,840	22,531

		35,058

Hotels, Restaurants & Leisure—0.2%
Ctrip.com International Ltd. ADR (c)	71,400	2,296

Internet & Catalog Retail—6.5%
Amazon.com, Inc. (b)(c)	220,760	47,735
E-Commerce China Dangdang, Inc. ADR (c)	100	—	(d)
Priceline.com, Inc. (c)	35,810	16,095

		63,830

Internet Software & Services—9.7%
Alibaba.com Ltd.	1,000	1
Baidu, Inc. ADR (b)(c)	250,585	26,790
eBay, Inc. (c)	100	3
Google, Inc., Class A (b)(c)	68,600	35,287
LinkedIn Corp. (c)	10	1
Netease.com ADR (c)	279,465	10,664
Phoenix New Media Ltd. ADR (c)	408,000	2,318
Rackspace Hosting, Inc. (c)	281,750	9,619
Renren, Inc. ADR (c)	3,417	17
SINA Corp. (b)(c)	152,090	10,891
Yahoo!, Inc. (c)	100	1

		95,592

IT Services—2.0%
Cognizant Technology Solutions Corp., Class A (c)	308,510	19,343
Tata Consultancy Services Ltd.	1,000	21

		19,364

Machinery—0.0%
Doosan Infracore Co., Ltd. (c)	1,000	15

Semiconductors & Semiconductor Equipment—8.6%
Aixtron SE	1,000	15
Altera Corp.	14,900	470
Analog Devices, Inc. (b)	441,255	13,789
Atmel Corp. (c)	436,400	3,522
Avago Technologies Ltd. (b)	157,368	5,157
Cirrus Logic, Inc. (c)	76,890	1,133
Cypress Semiconductor Corp. (c)	50,000	748

Schedule of Investments

RCM Technology

September 30, 2011 (unaudited)

	Shares	Value* (000s)
Epistar Corp.	4,000	$7
First Solar, Inc. (c)	1,500	95
Intel Corp.	1,238,665	26,421
NXP Semiconductor NV (c)	100	1
ON Semiconductor Corp. (c)	772,000	5,535
Seoul Semiconductor Co., Ltd.	8,790	155
Skyworks Solutions, Inc. (b)(c)	809,845	14,529
SMA Solar Technology AG	700	36
Spansion, Inc., Class A (c)	354,310	4,330
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	2
Texas Instruments, Inc.	129,286	3,445
Veeco Instruments, Inc. (c)	210,045	5,125

		84,515

Software—22.8%
Activision Blizzard, Inc. (b)	26,900	320
Aspen Technology, Inc. (c)	826,085	12,614
Electronic Arts, Inc. (c)	421,910	8,628
Intuit, Inc. (b)(c)	558,585	26,499
Microsoft Corp. (b)	1,642,065	40,871
Oracle Corp. (b)	1,449,930	41,671
QLIK Technologies, Inc. (c)	920,905	19,947
Red Hat, Inc. (c)	100	4
Salesforce.com, Inc. (b)(c)	250,625	28,642
TIBCO Software, Inc. (b)(c)	1,529,450	34,245
VMware, Inc., Class A (c)	143,310	11,519

		224,960

Wireless Telecommunication Services—0.0%
American Tower Corp., Class A (c)	290	16

Total Common Stock (cost—$743,872)		828,425

EXCHANGE-TRADED FUNDS—0.0%

iShares FTSE / Xinhua A50 China Index	1,000	1
iShares MSCI Emerging Markets Index	100	4
Market Vectors Gold Miners	3,025	167

Total Exchange-Traded Funds (cost—$176)		172

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—6.2%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $61,003; collateralized by Fannie Mae, 0.50%, due 9/26/13, valued at $35,830 including accrued interest and U.S. Treasury Notes, 1.875% - 3.125%, due 9/30/13 - 2/28/14, valued at $26,397 including accrued interest (cost—$61,003)	$61,003	$61,003

OPTIONS PURCHASED (c)—6.5%

	Contracts
Call Options—2.8%
Apple, Inc. (CBOE), strike price $220, expires 1/21/12	1,000	16,590
Cypress Semiconductor Corp. (CBOE), strike price $12.50, expires 1/21/12	7,000	2,380
Microsoft Corp. (CBOE), strike price $30, expires 1/19/13	25,000	3,375
TIBCO Software, Inc. (CBOE), strike price $20, expires 1/21/12	4,700	2,091
strike price $22.50, expires 1/21/12	240	82
Yahoo!, Inc. (CBOE), strike price $17.50, expires 1/19/13	22,376	3,256

		27,774

Put Options—3.7%
Cypress Semiconductor Corp. (CBOE), strike price $19, expires 12/17/11	3,500	1,575
Powershares QQQ (CBOE), strike price $54, expires 11/19/11	45,000	17,055
S&P 500 ETF Trust (CBOE), strike price $117, expires 11/19/11	12,400	10,056
strike price $121, expires 10/22/11	8,280	7,585

		36,271

Total Options Purchased (cost—$40,292)		64,045

Total Investments, before options written and securities sold short (cost—$845,343)—96.8%		953,645

Schedule of Investments

RCM Technology

September 30, 2011 (unaudited)

	Contracts	Value* (000s)
OPTIONS WRITTEN (c)—(3.4)%

Call Options—(0.2)%
Acme Packet, Inc. (CBOE), strike price $70, expires 11/19/11	63	$(2)
Activision Blizzard, Inc. (CBOE), strike price $12, expires 11/19/11	268	(18)
Akamai Technologies, Inc. (CBOE), strike price $31, expires 11/19/11	140	(1)
Amazon.com, Inc. (CBOE), strike price $225, expires 1/21/12	30	(63)
Avago Technologies Ltd. (CBOE), strike price $35, expires 1/21/12	1,000	(320)
Coinstar, Inc. (CBOE), strike price $32.50, expires 1/21/12	92	(95)
Cypress Semiconductor Corp. (CBOE), strike price $21, expires 12/17/11	3,500	(70)
Hewlett-Packard Co. (CBOE), strike price $40, expires 1/21/12	75	(1)
Intel Corp. (CBOE), strike price $23, expires 10/22/11	154	(4)
International Business Machines Corp. (CBOE), strike price $170, expires 10/22/11	1,247	(1,222)
Netflix, Inc. (CBOE), strike price $285, expires 12/17/11	1,228	(12)
ON Semiconductor Corp. (CBOE), strike price $10, expires 10/22/11	300	(1)
Powershares QQQ (CBOE), strike price $57, expires 10/22/11	6,160	(246)
Priceline.com, Inc. (CBOE), strike price $455, expires 10/22/11	10	(21)
TIBCO Software, Inc. (CBOE), strike price $30, expires 1/21/12	2,120	(159)
Toyota Motor Corp. (CBOE), strike price $72.50, expires 10/22/11	54	(4)

		(2,239)

Put Options—(3.2)%
Amazon.com, Inc. (CBOE), strike price $145, expires 10/22/11	1,260	(50)
Apple, Inc. (CBOE), strike price $180, expires 1/21/12	770	(59)
strike price $190, expires 1/21/12	400	(37)
strike price $315, expires 1/21/12	36	(46)
Cypress Semiconductor Corp. (CBOE), strike price $7.50, expires 1/21/12	11,600	(145)
Informatica Corp. (CBOE), strike price $42.50, expires 12/17/11	1,232	(591)

	Contracts	Value* (000s)
Intuit, Inc. (CBOE), strike price $37.50, expires 1/21/12	7,360	$(699)
Marvell Technology Group Ltd. (CBOE), strike price $12, expires 11/19/11	6,000	(192)
Microsoft Corp. (CBOE), strike price $22.50, expires 1/19/13	25,000	(6,725)
Netflix, Inc. (CBOE), strike price $90, expires 1/21/12	1,650	(1,589)
Powershares QQQ (CBOE), strike price $49, expires 11/19/11	45,000	(8,505)
Research In Motion Ltd. (CBOE), strike price $20, expires 12/17/11	4,821	(1,263)
S&P 500 ETF Trust (CBOE), strike price $107, expires 11/19/11	12,400	(5,270)
strike price $111, expires 10/22/11	8,280	(2,981)
Texas Instruments, Inc. (CBOE), strike price $25, expires 1/21/12	3,000	(492)
TIBCO Software, Inc. (CBOE), strike price $15, expires 1/21/12	4,700	(306)
strike price $17.50, expires 1/21/12	240	(28)
Yahoo!, Inc. (CBOE), strike price $10, expires 1/19/13	18,076	(2,061)

		(31,039)

Total Options Written (premiums received—$36,574)		(33,278)

SECURITIES SOLD SHORT—(8.8)%

	Shares
Building Products—(0.1)%
Asahi Glass Co., Ltd.	70,000	(683)

Chemicals—(0.0)%
Mosaic Co.	100	(5)

Communications Equipment—(4.1)%
Alcatel-Lucent ADR (c)	655,850	(1,856)
F5 Networks, Inc. (c)	2,315	(164)
Juniper Networks, Inc. (c)	651,090	(11,238)
Nokia Oyj ADR	9,770	(55)
Research In Motion Ltd. (c)	497,040	(10,090)
Riverbed Technology, Inc. (c)	839,170	(16,750)

		(40,153)

Electronic Equipment, Instruments & Components—(0.0)%
Jabil Circuit, Inc.	2,400	(43)

Internet & Catalog Retail—(0.0)%
NetFlix, Inc. (c)	200	(23)

Schedule of Investments

RCM Technology

September 30, 2011 (unaudited)

	Shares	Value* (000s)

Internet Software & Services—(0.0)%
Equinix, Inc. (c)	1,000	$(89)

IT Services—(1.1)%
Infosys Ltd. ADR	141,900	(7,247)
Teradata Corp. (c)	73,415	(3,930)

		(11,177)

Semiconductors & Semiconductor Equipment—(1.4)%
Cree, Inc. (c)	297,295	(7,724)
GCL Poly Energy Holdings Ltd.	8,537,000	(2,222)
LDK Solar Co., Ltd. ADR (c)	100	— (d)
Marvell Technology Group Ltd. (c)	296,105	(4,302)
NVIDIA Corp. (c)	10,800	(135)

		(14,383)

Software—(2.1)%
Adobe Systems, Inc. (c)	54,500	(1,317)
Autonomy Corp. PLC (c)	17,769	(703)
Citrix Systems, Inc. (c)	162,400	(8,856)
Informatica Corp. (c)	124,080	(5,081)
SuccessFactors, Inc. (c)	195,555	(4,496)

		(20,453)

Total Securities Sold Short (proceeds—$121,221)		(87,009)

Total Investments net of options written and securities sold short (cost—$687,548) (a)—84.6%		833,358

Other assets less other liabilities—15.4%		151,269

Net Assets—100.0%		$984,627

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities (including securities sold short) with an aggregate value of $76,129, representing 7.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and securities sold short.
(c)	Non-income producing.
(d)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

Other Investments:

Transactions in options written for the three months ended September 30, 2011:

	Contracts	Premiums (000s)
Options outstanding, June 30, 2011	294,676	$84,375
Options written	208,170	38,716
Options terminated in closing transactions	(270,660)	(62,953)
Options exercised	(1,442)	(659)
Options expired	(62,478)	(22,905)

Options outstanding, September 30, 2011	168,266	$36,574

Schedule of Investments

RCM Wellness

September 30, 2011 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%

Biotechnology—12.2%
AEterna Zentaris, Inc. (d)	892,600	$1,357
Anthera Pharmaceuticals, Inc. (d)	44,260	211
Ardea Biosciences, Inc. (d)	61,900	967
Biogen Idec, Inc. (d)	24,145	2,249
Celgene Corp. (d)	41,050	2,542
Codexis, Inc. (d)	13,170	60
Human Genome Sciences, Inc. (d)	107,810	1,368
Inhibitex, Inc. (d)	190,770	469
Pharmacyclics, Inc. (d)	84,190	996
Pharmasset, Inc. (d)	48,000	3,954
PolyMedix, Inc. (d)	870,000	565
Sangamo Biosciences, Inc. (d)	48,210	210

		14,948

Food & Staples Retailing—1.3%
United Natural Foods, Inc. (d)	42,000	1,556

Food Products—2.3%
Hain Celestial Group, Inc. (d)	76,175	2,327
SunOpta, Inc. (d)	86,095	425

		2,752

Health Care Equipment & Supplies—13.8%
Baxter International, Inc.	58,600	3,290
Cie Generale d’Optique Essilor International S.A.	16,965	1,220
Cooper Cos., Inc.	55,425	4,387
Covidien PLC	42,625	1,880
Edwards Lifesciences Corp. (d)	18,445	1,315
Hologic, Inc. (d)	155,045	2,358
Omega Pharma	10,500	485
Sirona Dental Systems, Inc. (d)	28,520	1,209
TranS1, Inc. (d)	227,378	682

		16,826

Health Care Providers & Services—25.7%
Aetna, Inc.	71,350	2,594
AMERIGROUP Corp. (d)	21,800	850
Cardinal Health, Inc. (c)	143,860	6,025
Centene Corp. (d)	40,695	1,167
DaVita, Inc. (d)	35,675	2,236
Express Scripts, Inc. (d)	51,400	1,905
Fresenius Medical Care AG & Co. KGaA	69,745	4,731
Fresenius SE & Co. KGaA	15,715	1,397
Henry Schein, Inc. (d)	43,605	2,704
Magellan Health Services, Inc. (d)	57,765	2,790
UnitedHealth Group, Inc. (c)	109,180	5,035

		31,434

Health Care Technology—3.0%
Cerner Corp. (d)	53,910	3,694

	Shares	Value* (000s)
Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc. (d)	62,670	$1,958
Illumina, Inc. (d)	27,540	1,127

		3,085

Personal Products—1.3%
Herbalife Ltd.	28,650	1,536

Pharmaceuticals—28.8%
Allergan, Inc.	80,535	6,635
Novartis AG	37,500	2,095
Novo Nordisk A/S, Class B	28,177	2,810
Perrigo Co.	19,155	1,860
Pfizer, Inc.	432,040	7,638
Sagent Pharmaceuticals, Inc. (d)	24,880	504
Shire PLC	222,670	6,944
Teva Pharmaceutical Industries Ltd. ADR	43,735	1,628
Watson Pharmaceuticals, Inc. (d)	73,750	5,033

		35,147

Specialty Retail—3.9%
Dick’s Sporting Goods, Inc. (d)	53,730	1,798
Fielmann AG	29,375	2,942

		4,740

Textiles, Apparel & Luxury Goods—2.0%
Adidas AG	26,500	1,612
Lululemon Athletica, Inc. (d)	17,445	849

		2,461

Total Common Stock (cost—$113,138)		118,179

WARRANTS—0.1%

	Units
Biotechnology—0.1%
PolyMedix, Inc., expires 4/11/16 (b)(d)	435,000	79

Pharmaceuticals—0.0%
Sunesis Pharmaceuticals, Inc., expires 10/6/15 (b)(d)	180,767	43

Total Warrants (cost—$226)		122

Schedule of Investments

RCM Wellness

September 30, 2011 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—3.7%
State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $4,542; collateralized by Freddie Mac, 0.50%, due 8/23/13, valued at $4,635 including accrued interest (cost—$4,542)	$4,542	$4,542

Total Investments (cost—$117,906) (a)—100.6%		122,843

Liabilities in excess of other assets—(0.6)%		(728)

Net Assets—100.0%		$122,115

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $23,751, representing 19.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $122, representing 0.1% of net assets.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written transactions outstanding at September 30, 2011, however the fund had securities segregated as collateral for any transactions in the future.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the differences could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of valuation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2011 in valuing each Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$16,144	—	—	$16,144
Chile	650	—	—	650
China	2,405	$11,667	—	14,072
Colombia	716	—	—	716
Italy	797	—	—	797
Mexico	2,401	—	—	2,401
Russian Federation	5,509	1,958	$1,514	8,981
Taiwan	—	6,963	708	7,671
All Other	—	48,007	—	48,007
Exchange-Traded Funds	443	—	—	443
Warrants	15	—	—	15
Repurchase Agreements	—	782	—	782

Total Investments	$29,080	$69,377	$2,222	$100,679

AGIC Global:
Investments in Securities - Assets
Common Stock:
Brazil	$497	—	—	$497
Canada	864	—	—	864
Israel	424	—	—	424
United States	9,760	—	—	9,760
All Other	—	$11,780	—	11,780
Preferred Stock	—	249	—	249

Total Investments	$11,545	$12,029	—	$23,574

AGIC Growth:
Investments in Securities - Assets
Common Stock	$522,076	—	—	$522,076
Repurchase Agreements	—	$21,475	—	21,475

Total Investments	$522,076	$21,475	—	543,551

AGIC Income & Growth:
Investments in Securities - Assets
Corporate Bonds & Notes	—	$229,359	—	$229,359
Common Stock	$217,995	—	—	217,995
Convertible Bonds:
Aerospace & Defense	—	4,367	$2,189	6,556
All Other	—	169,190	—	169,190
Convertible Preferred Stock:
Diversified Financial Services	2,110	4,553	—	6,663
Financial Services	2,363	2,569	—	4,932
Household Durables	—	832	—	832
Insurance	2,350	308	—	2,658
IT Services	—	645	—	645
Oil & Gas	—	444	—	444
All Other	9,625	—	—	9,625
Short-Term Investments	—	39,171	—	39,171

Total Investments in Securities - Assets	$234,443	$451,438	$2,189	$688,070

Investments in Securities - Liabilities
Options Written, at value
Market Price	$(268)	—	—	$(268)

Total Investments	$234,175	$451,438	$2,189	$687,802

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/11
AGIC International:
Investments in Securities - Assets
Common Stock:
Australia	$212	$3,655	—		$3,867
France	241	6,028	—		6,269
Germany	220	3,789	—		4,009
Italy	426	2,593	—		3,019
Japan	1,572	12,541	—		14,113
Switzerland	292	2,057	—		2,349
United Kingdom	2,048	14,972	—		17,020
All Other	—	10,587	—		10,587
Exchange-Traded Funds	332	—	—		332
Preferred Stock	—	748	—		748
Repurchase Agreements	—	2,589	—		2,589

Total Investments	$5,343	$59,559	—		$64,902

AGIC Mid-Cap Growth:
Investments in Securities - Assets
Common Stock	$5,647	—	—		$5,647
Repurchase Agreements	—	$221	—		221

Total Investments	$5,647	$221	—		$5,868

AGIC Opportunity:
Investments in Securities - Assets
Common Stock	$214,322	—	—		$214,322
Repurchase Agreements	—	$3,229	—		3,229

Total Investments	$214,322	$3,229	—		$217,551

AGIC Pacific Rim:
Investments in Securities - Assets
Common Stock:
Australia	$432	$15,316	—		$15,748
China	1,368	4,671	—		6,039
Italy	676	—	—		676
Japan	2,415	50,054	—		52,469
Taiwan	936	2,130	—		3,066
United Kingdom	1,384	1,779	—		3,163
All Other	—	12,156	—		12,156
Repurchase Agreements	—	402	—		402

Total Investments	$7,211	$86,508	—		$93,719

AGIC Systematic Growth:
Investments in Securities - Assets
Common Stock	$17,415	—	—		$17,415
Repurchase Agreements	—	$286	—		286

Total Investments	$17,415	$286	—		$17,701

AGIC Target:
Investments in Securities - Assets
Common Stock	$248,091	—	—		$248,091
Repurchase Agreements	—	$15,523	—		15,523

Total Investments	$248,091	$15,523	—		$263,614

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$2,613	—	—	(a)	$2,613
All Other	16,671	—	—		16,671
Preferred Stock	—	—	—	(a)	—
Repurchase Agreements	—	$167	—		167

Total Investments	$19,284	$167	—	(a)	$19,451

(a)	Energy Coal Resources, Inc. is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
NFJ Dividend Value:
Investments in Securities - Assets
Common Stock	$6,845,818	—	—	$6,845,818
Repurchase Agreements	—	$142,993	—	142,993

Total Investments	$6,845,818	$142,993	—	$6,988,811

NFJ International Value:
Investments in Securities - Assets
Common Stock:
China	$16,807	$31,554	—	$48,361
France	42,989	47,306	—	90,295
Hong Kong	—	28,558	—	28,558
Japan	149,386	92,859	—	242,245
Netherlands	15,795	56,160	—	71,955
Norway	38,551	18,945	—	57,496
Switzerland	37,933	20,320	—	58,253
United Kingdom	280,932	41,061	—	321,993
All Other	752,682	—	—	752,682
Repurchase Agreements	—	9,828	—	9,828

Total Investments	$1,335,075	$346,591	—	$1,681,666

NFJ Large-Cap Value:
Investments in Securities - Assets
Common Stock	$856,443	—	—	$856,443
Repurchase Agreements	—	$13,548	—	13,548

Total Investments	$856,443	$13,548	—	$869,991

NFJ Mid-Cap Value:
Investments in Securities - Assets
Common Stock	$9,921	—	—	$9,921
Repurchase Agreements	—	$182	—	182

Total Investments	$9,921	$182	—	$10,103

NFJ Renaissance:
Investments in Securities - Assets
Common Stock	$632,230	—	—	$632,230
Mutual Funds	6,155	—	—	6,155
Repurchase Agreements	—	$5,633	—	5,633

Total Investments	$638,385	$5,633	—	$644,018

NFJ Small-Cap Value:
Investments in Securities - Assets
Common Stock	$5,942,743	—	—	$5,942,743
Mutual Funds	58,927	—	—	58,927
Repurchase Agreements	—	$272,919	—	272,919

Total Investments	$6,001,670	$272,919	—	$6,274,589

RCM Disciplined International Equity:
Investments in Securities - Assets
Common Stock:
Canada	$254	—	—	$254
Spain	334	$460	—	794
All Other	—	27,620	—	27,620
Rights:
Spain	6	—	—	6
Repurchase Agreements	—	743	—	743

Total Investments	$594	$28,823	—	$29,417

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
RCM Global Commodity Equity:
Investments in Securities - Assets
Common Stock:
Australia	—	$1,735	—	$1,735
Austria	—	460	—	460
China	—	724	—	724
France	—	969	—	969
Germany	—	912	—	912
Hong Kong	—	773	—	773
Israel	—	550	—	550
Italy	—	287	—	287
Japan	—	1,317	—	1,317
Malaysia	—	977	—	977
Portugal	—	327	—	327
South Africa	—	384	—	384
Spain	—	316	—	316
United Kingdom	$586	5,899	—	6,485
All Other	24,385	—	—	24,385
Repurchase Agreements	—	218	—	218

Total Investments in Securities - Assets	$24,971	$15,848	—	$40,819

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$4	—	$4

Total Investments	$24,971	$15,852	—	$40,823

RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
Austria	—	$586	—	$586
China	$263	521	—	784
Denmark	—	760	—	760
Finland	316	397	—	713
France	—	1,107	—	1,107
Germany	—	2,218	—	2,218
Hong Kong	—	916	—	916
Ireland	—	735	—	735
Italy	—	454	—	454
Japan	—	7,478	—	7,478
Korea (Republic of)	—	952	—	952
Netherlands	—	730	—	730
Norway	—	1,126	—	1,126
Philippines	—	458	—	458
Spain	—	188	—	188
Sweden	—	2,334	—	2,334
Switzerland	—	1,450	—	1,450
Taiwan	—	756	—	756
United Kingdom	256	3,441	—	3,697
All Other	41,263	—	—	41,263
Repurchase Agreements	—	2,830	—	2,830

Total Investments	$42,098	$29,437	—	$71,535

	Level 1 - Quoted Price	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/11
RCM Large-Cap Growth:
Investments in Securities - Assets
Common Stock	$369,608	—	—	$369,608
Repurchase Agreement	—	$7,916	—	7,916

Total Investments	$369,608	$7,916	—	$377,524

RCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$60,028	—	—	$60,028
Repurchase Agreements	—	$1,277	—	1,277

Total Investments	$60,028	$1,277	—	$61,305

RCM Strategic Growth:
Investments in Securities - Assets
Common Stock	$6,951	—	—	$6,951
Repurchase Agreements	—	$430	—	430
Options Purchased:
Market Price	16	—	—	16

Total Investments in Securities - Assets	$6,967	$430	—	$7,397

Investments in Securities - Liabilities
Options Written, at value
Market Price	$(23)	—	—	$(23)

Total Investments	$6,944	$430	—	$7,374

RCM Technology:
Investments in Securities - Assets
Common Stock:
Chemicals	$5,014	$9	—	$5,023
Communications Equipment	63,706	1,590	—	65,296
Computers & Peripherals	107,375	14,102	—	121,477
Electrical Equipment	7,449	81	—	7,530
Electronic Equipment, Instruments & Components	10,730	63,703	—	74,433
Internet Software & Services	95,591	1	—	95,592
IT Services	19,343	21	—	19,364
Machinery	—	15	—	15
Semiconductors & Semiconductor Equipment	84,300	215	—	84,515
All Other	355,180	—	—	355,180
Exchange-Traded Funds	172	—	—	172
Repurchase Agreements	—	61,003	—	61,003
Options Purchased:
Market Price	64,045	—	—	64,045

Total Investments in Securities - Assets	$812,905	$140,740	—	$953,645

Investments in Securities - Liabilities
Options Written, at value
Market Price	$(33,275)	$(3)	—	$(33,278)
Securities Sold Short, at value
Building Products	—	(683)	—	(683)
Semiconductors & Semiconductor Equipment	(12,161)	(2,222)	—	(14,383)
Software	(19,750)	(703)	—	(20,453)
All Other	(51,490)	—	—	(51,490)

Total Investments in Securities - Liabilities	$(116,676)	$(3,611)	—	$(120,287)

Total Investments	$696,229	$137,129	—	$833,358

RCM Wellness:
Investments in Securities - Assets
Common Stock:
Health Care Equipment & Supplies	$15,606	$1,220	—	$16,826
Health Care Providers & Services	25,306	6,128	—	31,434
Pharmaceuticals	23,298	11,849	—	35,147
Specialty Retail	1,798	2,942	—	4,740
Textiles, Apparel & Luxury Goods	849	1,612	—	2,461
All Other	27,571	—	—	27,571
Warrants	—	—	$122	122
Repurchase Agreements	—	4,542	—	4,542

Total Investments	$94,428	$28,293	$122	$122,843

*	Other financial instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2011, was as follows (amounts in thousands):

	Beginning Balance 6/30/11		Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/11
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Russian Federation	$2,760		$210	$(488)	—	—		$(968)	—	—	$1,514
Taiwan	—		763	—	—	—		(55)	—	—	708

Total Investments	$2,760		$973	$(488)	—	—		$(1,023)	—	—	$2,222

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2011 was $(894).
AGIC Global:
Investments in Securities - Assets
Common Stock:
China	$—	(a)	—	—	—	$(657	)(b)	$657 (b)	—	—	—

Total Investments	$—	(a)	—	—	—	$(657	)(b)	$657 (b)	—	—	—

(a) Peace Mark Holdings Ltd. was fair-valued at $0. (b) Security deemed worthless and removed from AGIC Global’s Schedule of Investments.
There was no net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Global held at September 30, 2011.
AGIC Income & Growth:
Investments in Securities - Assets
Convertible Bonds:
Aerospace & Defense	—		$2,574	—	—	—		$(385)	—	—	$2,189
Technology	$2,440		—	—	—	—		(212)	—	$(2,228)	—

Total Investments	$2,440		$2,574	—	—	—		$(597)	—	$(2,228)	$2,189

* Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2011 was $(385).
NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stock	—	(a)	—	—	—	—		—	—	—	—	(a)

Total Investments	—	(a)	—	—	—	—		—	—	—	—	(a)

(a) Energy Coal Resources, Inc. is fair-valued at $0.

There was no change in unrealized appreciation/depreciation of Level 3 investments which NFJ All-Cap Value held at September 30, 2011.
RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
China	—	(a)	—	—	—	$(723	)(b)	$723 (b)	—	—	—

Total Investments	—	(a)	—	—	—	$(723	)(b)	$723 (b)	—	—	—

(a) Peace Mark Holdings Ltd. was fair-valued at $0. (b) Security deemed worthless and removed from RCM Global Small-Cap’s Schedule of Investments.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Global Small-Cap held at September 30, 2011.
RCM Technology:
Investments in Securities - Assets
Common Stock:
Software	$3,124		—	$(606)	—	$(32,411)		$29,893	—	—	—

Investments in Securities - Liabilities
Options Written, at value
Market Price	$(106)		—	—	—	$1,816		$(1,710)	—	—	—

Total Investments	$3,018		—	$(606)	—	$(30,595)		$28,183	—	—	—

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Technology held at September 30, 2011.
RCM Wellness:
Investments in Securities - Assets
Warrants	$247		—	—	—	—		$(125)	—	—	$122

The net change in unrealized appreciation/depreciation of Level 3 investments which RCM Wellness held at September 30, 2011 was $(125).

At September 30, 2011, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were as follows (amounts in thousands):

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGIC Emerging Markets Opportunities	$107,511	$8,255	$15,087	$(6,832)
AGIC Global	23,696	3,067	3,189	(122)
AGIC Growth	512,516	72,751	41,716	31,035
AGIC Income & Growth	805,679	2,837	120,446	(117,609)
AGIC International	72,069	1,951	9,118	(7,167)
AGIC Mid-Cap Growth	6,428	405	965	(560)
AGIC Opportunity	259,530	2,008	43,987	(41,979)
AGIC Pacific Rim	98,205	6,923	11,409	(4,486)
AGIC Systematic Growth	17,215	1,851	1,365	486
AGIC Target	273,989	28,685	39,060	(10,375)
NFJ All-Cap Value	21,762	1,319	3,630	(2,311)
NFJ Dividend Value	7,824,919	280,442	1,116,550	(836,108)
NFJ International Value	1,924,161	61,183	303,678	(242,495)
NFJ Large-Cap Value	899,642	64,590	94,241	(29,651)
NFJ Mid-Cap Value	10,912	762	1,571	(809)
NFJ Renaissance	644,539	78,244	78,765	(521)
NFJ Small-Cap Value	5,623,450	1,179,912	528,773	651,139
RCM Disciplined International Equity	33,660	2,125	6,368	(4,243)
RCM Global Commodity Equity	48,537	104	7,822	(7,718)
RCM Global Small-Cap	73,886	8,287	10,638	(2,351)
RCM Large-Cap Growth	369,374	48,814	40,664	8,150
RCM Mid-Cap	67,225	4,570	10,490	(5,920)
RCM Strategic Growth	7,646	328	577	(249)
RCM Technology	870,539	155,461	72,355	83,106
RCM Wellness	118,320	15,898	11,375	4,523
Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: November 22, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: November 22, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 22, 2011